W&R TARGET FUNDS, INC.

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

May 1, 2004
PROSPECTUS

W&R Target Funds, Inc. (Fund) is a management investment company, commonly known as a mutual fund. This Prospectus offers eight separate Portfolios of the Fund, each with separate goals and investment policies.

Balanced Portfolio seeks, as a primary goal, current income, with a secondary goal of long-term appreciation of capital.

Core Equity Portfolio seeks capital growth and income.

Growth Portfolio seeks capital growth, with a secondary goal of current income.

International II Portfolio seeks long-term capital growth.

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Small Cap Growth Portfolio seeks growth of capital.

Small Cap Value Portfolio seeks long-term accumulation of capital.

Value Portfolio seeks long-term capital appreciation.

This Prospectus contains concise information about the Fund of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (Policies) offered by Participating Insurance Companies. This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved the Fund's securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

An Overview of the Portfolios

Balanced Portfolio

Goals

Balanced Portfolio seeks, as a primary goal, to provide current income to the extent that, in the opinion of Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, market and economic conditions permit. As a secondary goal, the Portfolio seeks long-term appreciation of capital.

Principal Strategies

Balanced Portfolio invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities. The Portfolio may also invest in foreign securities. Regarding its equity investments, the Portfolio invests primarily in medium to large, well-established companies that typically issue dividend-producing securities. The majority of the Portfolio's debt holdings are either U.S. Government securities or investment grade corporate bonds that include bonds rated BBB and higher by Standard & Poor's (S&P) or Baa and higher by Moody's Investors Service (Moody's) or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, WRIMCO may emphasize a blend of value and growth potential. For value securities, WRIMCO looks for undervalued companies whose asset value or earnings power, WRIMCO believes, is not reflected in the price of their stock. In selecting growth securities, WRIMCO seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security, WRIMCO uses the same analysis as identified above in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, WRIMCO will consider whether the debt security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income or to take advantage of more attractive investment opportunities and/or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Balanced Portfolio. These include:

• WRIMCO's skill in evaluating and selecting securities for the Portfolio and in allocating the Portfolio's assets among different types of investments
• an issuer of a debt security or other fixed income obligation may not make payments on the security when due
• an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline
• a decrease in interest rates, which may cause prepayment of higher yielding bonds held by the Portfolio as well as a decline in its income
• the credit quality, earnings performance and other conditions of the issuers whose securities the Portfolio holds
• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Balanced Portfolio is designed for investors seeking current income and the potential for long-term appreciation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Balanced Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

• The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1995	24.19%
1996	11.19%
1997	18.49%
1998	8.67%
1999	10.14%
2000	7.14%
2001	-5.94%
2002	-8.41%
2003	19.09%

In the period shown in the chart, the highest quarterly return was 9.64% (the third quarter of 1997) and the lowest quarterly return was -8.36% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2003

			Life of
	1 Year	5 Years	Portfolio*
Shares of Balanced Portfolio (began on 05-03-1994)	19.09%	3.90%	8.21%
S&P 500 Index	28.72%	-0.58%	11.77%

Citigroup Treasury/Government Sponsored/Credit Index	4.84%	6.69%	7.69%

Lipper Variable Annuity Balanced Funds Universe Average	18.97%	2.96%	8.85%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, index performance is calculated from April 30, 1994.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Balanced Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Core Equity Portfolio

Goals

Core Equity Portfolio seeks capital growth and income.

Principal Strategies

Core Equity Portfolio seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies with dominant market positions in their industries. The Portfolio invests in securities that have the potential for capital appreciation, or that WRIMCO expects to resist market decline. Although the Portfolio typically invests in large companies, it may invest in securities of any size company.

WRIMCO attempts to select securities with growth and income possibilities by looking at many factors including a company's:

• profitability record
• history of improving sales and profits
• management
• leadership position in its industry
• stock price value
• dividend payment history

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or continued dividend payments. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Core Equity Portfolio. These include:

• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• WRIMCO's skill in evaluating and selecting securities for the Portfolio

Investments in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Core Equity Portfolio is designed for investors who seek capital growth and income. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Core Equity Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

• The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1994	-1.14%
1995	31.56%
1996	19.75%
1997	26.16%
1998	21.14%
1999	12.52%
2000	9.28%
2001	-14.91%
2002	-21.63%
2003	17.27%

In the period shown in the chart, the highest quarterly return was 16.54% (the second quarter of 1995) and the lowest quarterly return was -16.39% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2003

	1 Year	5 Years	10 Years
Shares of Core Equity
Portfolio	17.27%	-0.78%	8.63%
S&P 500 Index	28.72%	-0.58%	11.07%
Lipper Variable Annuity Large-Cap
Core Funds Universe Average	26.43%	-1.22%	8.68%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Core Equity Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.00%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Growth Portfolio

Goals

Growth Portfolio seeks capital growth, with current income as a secondary goal.

Principal Strategies

Growth Portfolio seeks to achieve its goals by investing primarily in common stocks of U.S. and foreign companies. The Portfolio typically invests in companies having a market capitalization of at least $1 billion, although it may invest in companies of any size. The Portfolio generally emphasizes investments in the typically faster growing sectors of the economy, such as the technology, healthcare, financial services and consumer-oriented sectors.

In selecting securities for the Portfolio, WRIMCO utilizes a combination of quantitative and fundamental research. Quantitative research focuses on identifying companies with attractive growth, profitability and valuation measures. Fundamental research analyzes a specific company to examine its competitive position within its industry and to determine its growth expectations. A security may be sold when WRIMCO believes the company's growth and/or profitability characteristics are deteriorating, it no longer maintains a competitive advantage or more attractive investment opportunities arise.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Growth Portfolio. These include:

• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
• WRIMCO's skill in evaluating and selecting securities for the Portfolio

The Portfolio may invest, to a lesser degree, in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Market risk for small and medium sized companies may be greater than that for large companies. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Growth Portfolio is designed for investors seeking long-term capital appreciation from investment in typically faster-growing companies and sectors of the economy. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

• The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1994	2.39%
1995	38.57%
1996	12.40%
1997	21.45%
1998	27.31%
1999	34.35%
2000	1.41%
2001	-14.34%
2002	-21.30%
2003	23.06%

In the period shown in the chart, the highest quarterly return was 22.48% (the fourth quarter of 1999) and the lowest quarterly return was -16.54% (the third quarter of 2001).

Average Annual Total Returns
as of December 31, 2003

	1 Year	5 Years	10 Years
Shares of Growth Portfolio	23.06%	2.48%	10.79%
S&P 500 Index	28.72%	-0.58%	11.07%
Lipper Variable Annuity Large-Cap
Growth Funds Universe Average	28.37%	-3.22%	7.91%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.00%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

International II Portfolio

Goal

International II Portfolio seeks long-term capital growth.

Principal Strategy

International II Portfolio seeks to achieve its goal by investing primarily in equity securities of small, mid and largely capitalized foreign companies and governmental agencies. The Portfolio primarily invests in common stock but may also invest in foreign investment-grade debt securities.

In selecting equity securities for the Portfolio, Templeton Investment Counsel, LLC, the Portfolio's investment sub-advisor, performs a bottom-up company-by-company analysis, rather than focusing on a specific industry or economic sector. The sub-advisor concentrates on the market price of a company relative to its view regarding the company's long-term earnings potential. The sub-advisor typically also considers a company's historical value measures, including price/earnings ratios, profit margins and liquidation value.

Generally, in determining whether to sell a security, the sub-advisor uses the same type of analysis that it uses in buying securities. For example, the sub-advisor may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of International II Portfolio. These include:

• changes in foreign exchange rates, which may affect the value of the securities the Portfolio holds
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• the sub-advisor's skill in evaluating and selecting securities for the Portfolio

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, due to certain international monetary or political conditions, the Portfolio's assets may be more volatile than other investment choices.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

International II Portfolio is designed for investors seeking long-term capital growth by investing primarily in securities issued by foreign companies. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in International II Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus International Stock Portfolio which was reorganized as the W&R Target International II Portfolio on September 22, 2003. The Portfolio would have substantially similar annual returns because the shares are invested in the same portfolio of securities and would differ only to the extent that the Portfolio has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target International II Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

• The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1994	-0.32%
1995	14.23%
1996	19.79%
1997	11.94%
1998	6.61%
1999	21.43%
2000	0.81%
2001	-11.21%
2002	-17.82%
2003	46.85%

In the period shown in the chart, the highest quarterly return was 25.19% (the second quarter of 2003) and the lowest quarterly return was -23.85% (the second quarter of 2002).

Average Annual Total Returns
as of December 31, 2003
	1 Year	5 Years	10 Years
Shares of International II
Portfolio	46.85%	5.58%	7.88%
Morgan Stanley Capital
International E.A.FE. Index	38.59%	-0.05%	4.47%
Lipper Variable Annuity International
Funds Universe Average	35.41%	1.34%	5.10%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of International II Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which the Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	0.11%
Total Annual Portfolio Operating Expenses	1.21%

1Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$123	$384	$665	$1,466

Micro Cap Growth Portfolio

Goal

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Principal Strategy

Micro Cap Growth Portfolio seeks to achieve its goal by investing primarily in equity securities of domestic companies whose market capitalizations are within the range of capitalizations of companies included in the Russell 2000® Growth Index (micro cap companies) at the time of purchase. The Portfolio primarily invests in common stock but may also invest in preferred stock and securities convertible into equity securities.

In selecting equity securities for the Portfolio, Wall Street Associates, the Portfolio's investment sub-advisor, seeks to invest in securities of companies that it believes show sustainable earnings growth potential and improving profitability.

Generally, in determining whether to sell a security, the sub-advisor uses the same type of analysis that it uses in buying securities. For example, the sub-advisor may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Micro Cap Growth Portfolio. These include:

• potentially greater price volatility of the equity securities of micro cap companies held by the Portfolio
• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
• the impact of the Portfolio's investments in initial public offerings (IPOs)
• the sub-advisor's skill in evaluating and selecting securities for the Portfolio

Market risk for small-sized companies may be greater than that for medium or large companies due to, among other factors, such companies' small size, limited product lines, limited access to financing sources and limited management depth. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Micro Cap Growth Portfolio is designed for investors seeking long-term capital appreciation from investments in faster-growing companies. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in Micro Cap Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Micro-Cap Growth Portfolio which was reorganized as the W&R Target Micro Cap Growth Portfolio on September 22, 2003. The Portfolio would have substantially similar annual returns because the shares are invested in the same portfolio of securities and would differ only to the extent that the Portfolio has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target Micro Cap Growth Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

• The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1998	13.44%
1999	148.76%
2000	-21.05%
2001	-11.33%
2002	-43.64%
2003	54.41%

In the period shown in the chart, the highest quarterly return was 82.84% (the fourth quarter of 1999) and the lowest quarterly return was -34.64% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2003

			Life of
	1 Year	5 Years	Portfolio*
Shares of Micro Cap Growth
Portfolio (began on 10-01-1997)	54.41%	8.67%	6.61%
Russell 2000® Growth Index	48.56%	0.89%	-0.47%
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average	41.73%	3.89%	2.12%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from September 30, 1997.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Micro Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	0.19%
Total Annual Portfolio Operating Expenses	1.39%

1Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$142	$440	$761	$1,669

Small Cap Growth Portfolio

(formerly, Small Cap Portfolio)

Goal

Small Cap Growth Portfolio seeks growth of capital.

Principal Strategies

Small Cap Growth Portfolio seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Russell 2000® Growth Index (small cap stocks). The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIMCO seeks companies whose earnings, it believes, are likely to grow faster than the economy. WRIMCO may look at a number of factors regarding a company, such as:

• aggressive or creative management
• technological or specialized expertise
• new or unique products or services
• entry into new or emerging industries
• growth in earnings/growth in sales
• security size and liquidity

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Cap Growth Portfolio. These include:

• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• WRIMCO's skill in evaluating and selecting securities for the Portfolio

Market risk for small sized companies may be greater than the market risk for medium to large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stocks of smaller companies may also experience volatile trading and price fluctuations.

The Portfolio also may invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

• products offered may fail to sell as anticipated
• a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry
• the company may never achieve profitability
• economic, market and technological factors may cause the new industry to lose favor with the public

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Small Cap Growth Portfolio is designed for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire income and conservation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Small Cap Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

• The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1995	32.32%
1996	8.50%
1997	31.53%
1998	10.87%
1999	52.23%
2000	-12.35%
2001	-1.93%
2002	-21.79%
2003	35.77%

In the period shown in the chart, the highest quarterly return was 38.46% (the fourth quarter of 1999) and the lowest quarterly return was -21.73% (the third quarter of 2001).

Average Annual Total Returns
as of December 31, 2003
			Life of
	1 Year	5 Years	Portfolio*
Shares of Small Cap Growth
Portfolio (began on 05-03-1994)	35.77%	6.80%	13.89%
Russell 2000® Growth Index	48.56%	0.89%	6.04%
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average	41.73%	3.89%	8.33%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from April 30, 1994.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.16%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

Small Cap Value Portfolio

Goal

Small Cap Value Portfolio seeks long-term accumulation of capital.

Principal Strategy

Small Cap Value Portfolio seeks to achieve its goal by investing primarily in various types of equity securities of domestic and foreign companies with small market capitalizations. Although a universal definition of small capitalization companies does not exist, the Portfolio generally defines small capitalization companies as those whose market capitalizations are within the range of capitalizations of companies in the Russell 2000® Value Index (small cap companies). These equity securities will consist primarily of common stocks but may also include preferred stock and securities convertible into equity securities.

The Portfolio's purchase of equity securities may include common stocks that are part of initial public offerings. In selecting equity securities for the Portfolio, State Street Research & Management Company (State Street Research), the Portfolio's investment sub-advisor, searches for those companies that appear to be undervalued or trading below their true worth and examines such features as the company's financial condition, business prospects, competitive position and business strategy. The sub-advisor looks for companies that appear likely to come back into favor with investors, for reasons that may include, for example, good prospective earnings, strong management teams or new products or services. The Portfolio may also invest in other securities, such as large cap stocks or growth stocks.

The Portfolio will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below the sub-advisor's expectations. The sub-advisor may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Cap Value Portfolio. These include:

• potentially greater price volatility of the equity securities of small companies held by the Portfolio
• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
• the impact of the Portfolio's investments in initial public offerings (IPOs)
• the sub-advisor's skill in evaluating and selecting securities for the Portfolio

Market risk for small-sized companies may be greater than that for medium or large companies due to, among other factors, such companies' small size, limited product lines, limited access to financing sources and limited management depth. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Small Cap Value Portfolio is designed for investors seeking long-term accumulation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in Small Cap Value Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Small Company Value Portfolio which was reorganized as the W&R Target Small Cap Value Portfolio on September 22, 2003. The Portfolio would have substantially similar annual returns because the shares are invested in the same portfolio of securities and would differ only to the extent that the Portfolio has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target Small Cap Value Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

• The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year
1998	-6.75%
1999	-3.07%
2000	28.00%
2001	15.58%
2002	-19.98%
2003	49.48%

In the period shown in the chart, the highest quarterly return was 22.17% (the second quarter of 2003) and the lowest quarterly return was -27.13% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2003

			Life of
	1 Year	5 Years	Portfolio*
Small Cap Value
Portfolio (began on 10-01-1997)	49.48%	11.40%	8.19%
Russell 2000® Value Index	46.07%	12.32%	8.89%
Lipper Variable Annuity Small-Cap
Core Funds Universe Average	41.42%	9.12%	6.10%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from September 30, 1997.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	0.20%
Total Annual Portfolio Operating Expenses	1.30%

1Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$412	$713	$1,568

Value Portfolio

Goal

Value Portfolio seeks long-term capital appreciation.

Principal Strategies

Value Portfolio seeks to achieve its goal by investing in the common stocks of U.S. and foreign companies. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolio typically invests in largely capitalized companies, it may invest in securities of any size company.

WRIMCO utilizes both fundamental research and quantitative analysis to identify securities for the Portfolio. The Portfolio will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. The Portfolio may also invest in growth stocks that are, in WRIMCO's opinion, temporarily undervalued.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Value Portfolio. These include:

• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• WRIMCO's skill in evaluating and selecting securities for the Portfolio

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Value Portfolio is designed for investors who seek long-term capital appreciation. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Value Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total return for the period shown compares with those of a broad measure of market performance.

• The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

2002	-12.70%
2003	25.11%

In the period shown in the chart, the highest quarterly return was 12.95% (the fourth quarter of 2003) and the lowest quarterly return was -12.95% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2003

		Life of
	1 Year	Portfolio*
Shares of Value
Portfolio (began on 05-01-2001)	25.11%	4.14%
Russell 1000® Value Index	30.03%	1.84%
Lipper Variable Annuity Multi-Cap
Value Funds Universe Average	31.55%	0.85%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2001.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.03%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

Additional Information about Principal Investment Strategies and Risks

Investment Goals, Principal Strategies and Other Investments

Balanced Portfolio

The Portfolio seeks to achieve its primary goal of providing current income, and its secondary goal of long-term appreciation of capital, by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Portfolio will achieve its goals.

In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. The Portfolio may also invest in convertible securities. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities.

In its equity investments, the Portfolio invests primarily in medium to large, well-established companies, that typically issue dividend producing securities. The majority of the Portfolio's debt holdings are either U.S. Government securities or investment grade corporate bonds, that include bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by the investment advisor to be of comparable quality. The Portfolio has no limitations on the range of maturities of debt securities in which it may invest. The Portfolio may also invest in foreign securities.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, it may emphasize a blend of value and growth potential. For value securities, WRIMCO looks for undervalued companies whose asset value or earnings power is not reflected in the price of their stock. In selecting growth securities, it seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security, WRIMCO uses the same analysis that it uses in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, WRIMCO will consider whether the debt security continues to maintain minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income or otherwise to take advantage of attractive investment opportunities and/or to raise cash.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Risks. An investment in Balanced Portfolio is subject to various risks, including the following:

• Company Risk
• Credit Risk
• Extension Risk
• Foreign Securities Risk
• Growth Stock Risk
• Income Risk
• Interest Rate Risk
• Large Company Risk
• Market Risk
• Mid Size Company Risk
• Prepayment Risk
• Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Core Equity Portfolio

The Portfolio seeks to achieve its goals of providing capital growth and income by primarily investing, during normal market conditions, in common stocks of large, high-quality U.S., and to a lesser extent foreign, companies that are well known, have been consistently profitable and have dominant market positions in their industries. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. There is no guarantee, however, that the Portfolio will achieve its goals.

When WRIMCO views stocks with high yields as less attractive than other common stocks, the Portfolio may hold lower-yielding common stocks because of their prospects for appreciation.

When WRIMCO believes that a temporary defensive position is desirable, WRIMCO may take certain steps with respect to all of the Portfolio's assets, including any one or more of the following:

• hold cash, commercial paper, certificates of deposit or other short-term investments
• invest in debt securities (including short-term U.S. Government securities)
• invest in convertible preferred stock

By taking a temporary defensive position the Portfolio may not achieve its investment objectives.

Risks. An investment in Core Equity Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Securities Risk
• Growth Stock Risk
• Income Risk
• Large Company Risk
• Market Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Growth Portfolio

The Portfolio seeks to achieve its primary goal of capital growth and its secondary goal of current income by investing primarily in a diversified portfolio of common stocks of large to medium U.S., and to a lesser extent foreign, companies. Generally, the Portfolio may invest in a wide range of marketable securities that, in WRIMCO's opinion, are high-quality, industry-leading companies that are thought to possess sustainable competitive advantages. There is no guarantee, however, that the Portfolio will achieve its goals.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in cash or fixed-income securities or in common stocks chosen for their relative stability rather than for their growth potential. By taking a defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Growth Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Securities Risk
• Growth Stock Risk
• Large Company Risk
• Market Risk
• Mid Size Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

International II Portfolio

The Portfolio seeks to achieve its goal of long-term capital growth by investing primarily in equity securities of small, mid and largely capitalized foreign companies and governmental agencies. The Portfolio may invest in securities of companies or governments in developed foreign markets or in developing or emerging markets. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in issuers of at least three foreign countries.

Equity securities generally entitle the holder to participate in a company's general operating results and include common stock, preferred stock, warrants or rights to purchase such securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in equity securities. There is no guarantee, however, that the Portfolio will achieve its goal.

In selecting equity securities for the Portfolio, the sub-advisor performs a bottom-up, company-by-company analysis, rather than focusing on a specific industry or economic sector. The sub-advisor concentrates primarily on the market price of a company's securities and seeks companies whose securities the sub-advisor believes are trading at a discount to what the company may be worth. The sub-advisor also typically considers a company's historical value measures, including price/earnings ratios, future earnings, cash flow or asset value potential.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not always achieve its investment objective.

Risks. An investment in International II Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Currency Risk
• Foreign Securities Risk
• Growth Stock Risk
• Large Company Risk
• Market Risk
• Mid Size Company Risk
• Small Company Risk
• Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Micro Cap Growth Portfolio

The Portfolio seeks to achieve its goal of long-term capital appreciation by investing primarily in various types of equity securities of micro cap companies. The Portfolio may occasionally invest in equity securities of larger companies.

The Portfolio considers a company's capitalization at the time the Portfolio acquires the company's equity securities. Equity securities of a company whose capitalization exceeds the range of the Russell 2000® Growth Index after purchase will not be sold solely because of its increased capitalization. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in micro cap companies. There is no guarantee, however, that the Portfolio will achieve its goal.

In selecting equity securities for the Portfolio, the sub-advisor primarily looks to a company's potential for sustainable earnings growth and improving profitability. In selecting securities with earnings growth potential, the sub-advisor considers such factors as a company's competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain current rate of growth. In seeking to achieve its investment objective, the Portfolio may also invest in equity securities of companies that the sub-advisor believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

The Portfolio's investment in equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Portfolio may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

When the sub-advisor believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Micro Cap Growth Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Securities Risk
• Growth Stock Risk
• Initial Public Offering Risk
• Market Risk
• Small Company Risk
• Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Small Cap Growth Portfolio

The Portfolio seeks to achieve its goal of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The Portfolio may occasionally invest in securities of larger companies that, in WRIMCO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

The Portfolio considers a company's capitalization at the time the Portfolio acquires the company's common stock. Common stock of a company whose capitalization exceeds the range of Russell 2000® Growth Index after purchase will not be sold solely because of its increased capitalization. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in small cap stocks. There is no guarantee, however, that the Portfolio will achieve its goal.

In addition to common stocks, the Portfolio may invest, to a lesser extent, in securities convertible into common stocks, in preferred stocks and debt securities, mostly of investment grade. The Portfolio may also invest up to 20% of its total assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. Government securities and/or preferred stocks. The Portfolio may also invest in more established companies, those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Portfolio's position size in any particular security. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Small Cap Growth Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Securities Risk
• Growth Stock Risk
• Initial Public Offering Risk
• Market Risk
• Mid Size Company Risk
• Small Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Small Cap Value Portfolio

The Portfolio seeks to achieve its goal of long-term accumulation of capital by investing primarily in various types of equity securities such as common stock, preferred stock and securities convertible into equity securities of small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Portfolio generally defines small capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the Russell 2000® Value Index. Under normal market conditions, at least 80% of the Portfolio's net assets (exclusive of collateral received in connection with securities lending) will be invested, at the time of purchase, in common stocks of small capitalization companies. Some companies may outgrow the definition of a small capitalization company after the Portfolio has purchased their securities. These companies continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small capitalization companies. From time to time, the Portfolio will also invest a lesser portion of its assets in securities of mid and large capitalization companies (i.e., companies with market capitalizations larger than that defined above). There is no guarantee, however, that the Portfolio will achieve its goal.

In selecting value stocks and other equity securities, State Street Research, the Portfolio's sub-advisor, primarily looks to equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that the sub-advisor believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services that may improve their business prospects or competitive position. In assessing relative value, the sub-advisor will consider factors such as a company's ratio of market price to earnings, ratio of market price to book value, ratio of market price to assets, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, product pricing, quality of management and competitive market position. In seeking to achieve its investment objectives, the Portfolio may also invest in equity securities of companies that the sub-advisor believes show potential for sustainable earnings growth above the average market growth rate. The Portfolio's purchases of equity securities may include shares of common stock that are part of a company's initial public offering.

In addition, the Portfolio may invest lesser portions of its assets in restricted and illiquid securities, convertible and non-convertible investment-grade and non-investment grade debt securities, securities of other mutual funds, foreign securities, warrants, repurchase agreement transactions, stock index futures contracts, options (the Portfolio may purchase and sell put and call options), when-issued or forward commitment transactions, index depositary receipts, and money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Portfolio may not always achieve its investment objective.

Risks. An investment in Small Cap Value Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Securities Risk
• Initial Public Offering Risk
• Market Risk
• Mid Size Company Risk
• Securities Lending Risk
• Small Company Risk
• Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Value Portfolio

The Portfolio seeks to achieve its goal of long-term appreciation of capital by investing primarily in the stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company. The Portfolio may invest in foreign securities, primarily to provide additional opportunities to invest in quality overlooked growth stocks. There is no guarantee, however, that the Portfolio will achieve its goal.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. WRIMCO considers numerous factors in its analysis of issuers and stocks, including the following:

• intrinsic value of the company not reflected in stock price
• historical earnings growth
• future expected earnings growth
• company's position in its respective industry
• industry conditions
• competitive strategy
• management capabilities
• free cash flow potential

The Portfolio will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO's expectations.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. Government securities and/or preferred stocks. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Value Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Securities Risk
• Large Company Risk
• Market Risk
• Mid Size Company Risk
• Small Company Risk
• Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Additional Investment Considerations

The goal(s) and investment policies of each Portfolio may be changed by the Directors of the Fund without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Each Portfolio may also invest in other types of securities and use certain other instruments in seeking to achieve its goal(s). For example, a Portfolio may invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. You will find more information in the SAI about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

Certain types of each Portfolio's authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it may generate will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO or the sub-advisor in selecting investments.

Each Portfolio may actively trade securities in seeking to achieve its goals. Factors that can lead to active trading for any portfolio include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a portfolio's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Portfolios.

Defining Risks

Company Risk - An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Credit Risk - An issuer of a debt security (including mortgage-backed securities) or a real estate investment trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on its investment advisor's or sub-advisor's analysis of credit risk more heavily than usual.

Extension Risk - Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk - Foreign securities may be denominated in foreign currencies. The value of a Portfolio's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

Foreign Securities Risk - Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

The value of securities issued by companies located in emerging market countries may be subject to greater volatility than foreign securities issued by companies in developed markets. Risks of investing in foreign securities issued by companies in emerging market countries include, among other things, greater social, political and economic instability, lack of liquidity and greater price volatility due to small market size and low trading volume, certain national policies that restrict investment opportunities and the lack of legal structures governing private and foreign investment and private property.

Growth Stock Risk - Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk - The Portfolio may experience a decline in its income due to falling interest rates.

Initial Public Offering Risk -- A Portfolio may not be able to sustain the positive effect on performance that may result from investments in initial public offerings (IPOs). Investments in IPOs can have a significant positive impact on the Portfolio's performance. The positive effect of investments of IPOs may not be sustainable because of a number of factors. The Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Portfolio grows.

Interest Rate Risk - The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. ``Effective'' duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Large Company Risk - A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

Market Risk - All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk -Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate. As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including mortgage REITs). As a result, a Portfolio would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Portfolio's income.

Securities Lending Risk - A Portfolio may experience a delay in the recovery of loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, a Portfolio enters into loan arrangements only with institutions that the Portfolio's investment advisor or sub-advisor has determined are creditworthy.

Small Company Risk - Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO or the sub-advisor, undervalued. The value of a security believed by WRIMCO or a sub-advisor to be undervalued may never reach what is believed to be is its full value, or such security's value may decrease.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Fund's Board of Directors. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in the Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios, Inc. since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, WRIMCO also managed the Ivy Funds, Inc. (formerly, W&R Funds, Inc.), which are now managed by Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WRIMCO. WRIMCO had approximately $31.1 billion in assets under management as of December 31, 2003.

Templeton Investment Counsel, LLC (Templeton Counsel), an investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as investment sub-advisor to International II Portfolio pursuant to an agreement with WRIMCO. Templeton Counsel provides investment advice to, and generally conducts the investment management program for, International II Portfolio. Templeton Counsel had approximately $113.2 billion in assets under management as of December 31, 2003.

Wall Street Associates (WSA), located at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, provides investment advice to, and generally conducts the investment management program for, Micro Cap Growth Portfolio pursuant to an agreement with WRIMCO. WSA had approximately $2.0 billion in assets under management as of December 31, 2003.

State Street Research & Management Company (State Street Research), an investment advisor located at One Financial Center, Boston, Massachusetts 02111 serves as investment sub-advisor to the Small Cap Value Portfolio pursuant to an agreement with WRIMCO. State Street Research provides investment advice to, and generally conducts the investment management program for, Small Cap Value Portfolio. At December 31, 2003, State Street Research, together with its affiliate SSR Realty Advisors, Inc., had approximately $47.5 billion in assets under management.

Balanced Portfolio: Cynthia P. Prince-Fox is primarily responsible for the management of Balanced Portfolio. Ms. Prince-Fox has held her responsibilities for Balanced Portfolio since July 1994, the Portfolio's inception. She is Senior Vice President of WRIMCO and WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Ms. Prince-Fox is also Co-Chief Investment Officer, Vice President and Portfolio Manager for Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO. Ms. Prince-Fox has served as a portfolio manager for investment companies managed by WRIMCO since January 1993. From February 1983 to January 1993 Ms.  Prince-Fox served as an investment analyst for WRIMCO and its predecessor . Ms. Prince-Fox earned a BBA degree in finance from St. Mary's University in San Antonio, Texas, and has earned an MBA with an emphasis in finance from Rockhurst College.

Core Equity Portfolio: James D. Wineland is primarily responsible for the management of Core Equity Portfolio. Mr. Wineland has held his responsibilities for Core Equity Portfolio since July 1997. He is Senior Vice President of WRIMCO and WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or WRIICO serves as investment manager. Mr. Wineland has served as a portfolio manager for investment companies managed by WRIMCO and its predecessor since January 1988 and has been an employee of such since November 1984. He graduated from the United States Military Academy at West Point, and earned an MBA at the University of Kansas. Mr. Wineland is a Chartered Financial Analyst.

Growth Portfolio: Philip J. Sanders is primarily responsible for the management of Growth Portfolio. Mr. Sanders has held his responsibilities for Growth Portfolio since August 1998. He is Senior Vice President of WRIMCO and WRIICO and Vice President of the Fund. Mr. Sanders has been an employee of WRIMCO since August 1998. He earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. Mr. Sanders is a Chartered Financial Analyst.

International II Portfolio: Edgerton Tucker Scott III is primarily responsible for the management of International II Portfolio and has held his responsibilities for the Portfolio since its inception. Mr. Scott is Vice President and Research Analyst, Templeton Counsel, and served as the portfolio manager for International Stock Portfolio of Advantus Series Fund, Inc., the predecessor of the International II Portfolio, since February 2000. He has been with Templeton Counsel since September 1996.

Micro Cap Growth Portfolio: William Jeffery III, Kenneth F. McCain and David A. Baratta are primarily responsible for the management of Micro Cap Growth Portfolio and have held their responsibilities for the Portfolio since its inception. Messrs. Jeffery and McCain are and have been Principals and Portfolio Managers for WSA and Mr. Baratta has been Principal and Portfolio Manager for WSA since June 1999 and, prior to that, Portfolio Manager and Executive Vice President, Morgan Grenfell, Inc., New York, New York, from October 1994 to June 1999. Messrs. Jeffery and McCain served as the portfolio managers for Micro-Cap Growth Portfolio of Advantus Series Fund, Inc., the predecessor of the Micro Cap Growth Portfolio, since October 1997. Mr. Baratta served as portfolio manager for Micro-Cap Growth Portfolio of Advantus Series Fund, Inc. since June, 1999.

Small Cap Growth Portfolio: While the Portfolio is managed by the small cap growth team of WRIMCO, Gilbert Scott is primarily responsible for the management of the Portfolio. Mr. Scott joined Waddell & Reed in 1997 and has been assistant portfolio manager of small cap growth institutional accounts since September 2000. He is a Senior Vice President of WRIMCO and WRIICO, and Vice President of the Fund. Mr. Scott earned a BA degree in finance from the University of Massachusetts and an MBA from the University of Texas. He is a Chartered Financial Analyst.

Mark G. Seferovich is the senior member of the small cap growth team. Mr. Seferovich joined Waddell & Reed in 1989 and served as portfolio manager of Waddell & Reed's small cap growth mutual funds from September 1992 through September 2002. Mr. Seferovich currently is primarily responsible for managing small cap growth institutional accounts managed by WRIMCO, and, as the senior member of the team, provides oversight to the small cap growth team. He is Senior Vice President of WRIMCO and WRIICO.

Small Cap Value Portfolio: Paul Haagensen and Caroline Evascu are primarily responsible for the management of Small Cap Value Portfolio. Mr. Haagensen has held his Portfolio responsibilities since the inception of the Portfolio, and was Portfolio Manager for Advantus Small Company Value Portfolio of Advantus Series Fund, Inc., the predecessor to the Small Cap Value Portfolio, since May 2003. He is a Managing Director of State Street Research, and has been with State Street Research since August 2002. From 1984 to August 2002, Mr. Haagensen was employed by Putnam Investments, serving as a senior analyst and portfolio manager. He is a Chartered Financial Analyst.

Prior to January 1, 2004, Ms. Evascu was Associate Portfolio Manager for the Portfolio, and was Associate Portfolio Manager for the predecessor fund since May 2003. She is Vice President of State Street Research and has been with State Street Research since August 2001. From September 1999 to August 2001, Ms. Evascu was Vice President and Senior Analyst with SG Cowen Asset Management, and from June 1997 to July 1999, she was employed by Donaldson, Lufkin & Jenrette. Ms. Evascu is a Chartered Financial Analyst.

Value Portfolio: Matthew T. Norris is primarily responsible for the management of Value Portfolio. He has held his responsibilities for the Portfolio since July 2003. Mr. Norris is Senior Vice President of WRIMCO and WRIICO, and Vice President of the Fund. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital. He joined Advantus Capital in December 1997, first serving as an Analyst and later as a Senior Analyst. He earned a BS degree from the University of Kansas, and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

Balanced Portfolio, Core Equity Portfolio, Growth Portfolio and Value Portfolio: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion

International II Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion

Micro Cap Growth Portfolio: 0.95% of net assets up to $1 billion, 0.93% of net assets over $1 billion and up to $2 billion, 0.90% of net assets over $2 billion and up to $3 billion, and 0.86% of net assets over $3 billion

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio's sub-advisor.

WRIMCO has voluntarily agreed to waive its management fee for any day that a portfolio's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

For the fiscal year ended December 31, 2003, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

Management Fees Paid
Balanced Portfolio	0.70%
Core Equity Portfolio	0.70%
Growth Portfolio	0.70%
International II Portfolio	0.68%
Micro Cap Growth Portfolio	0.95%
Small Cap Growth Portfolio	0.85%
Small Cap Value Portfolio	0.75%
Value Portfolio	0.70%

The Fund has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc., an affiliate of WRIMCO and the Distributor of the Policies for which the Portfolio is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed, Inc. for amounts it expends in connection with the provision of personal services to Policyowners.

PURCHASES AND REDEMPTIONS

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their NAV per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

• the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted
• the Securities and Exchange Commission (SEC) has determined that a state of emergency exists which may make payment or transfer not reasonably practicable
• the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund
• applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners indirectly investing in that Portfolio.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within W&R Target Funds, also known as a transfer or an exchange privilege.

Excessive Short-Term Trading Policy

The Portfolios are intended for long-term investment purposes. The Portfolios may take reasonable steps to seek to deter excessive short-term trading in their shares. Excessive short-term trading into and out of a Portfolio may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. If excessive short-term trading is detected by WRIMCO or any of its affiliates, a Portfolio may limit, suspend, and/or permanently terminate, the exchange privilege and may reject future purchases of Portfolio shares at any time. In addition, each Portfolio reserves the right to reject any purchase request (including transfer orders) for any reason without prior notice, including, in particular, if the Portfolio believes the trading activity in the account(s) may be disruptive to the Portfolio. In exercising any of the foregoing rights, a Portfolio may consider the trading history of accounts under common ownership or control within any of the Waddell & Reed and/or Ivy Portfolios. Transactions deemed to be in violation of this policy are not deemed accepted by a Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Although the Portfolios and WRIMCO will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or reasonably detect excessive trading that may be facilitated by Participating Insurance Companies or made difficult to identify by the use of omnibus accounts by Participating Insurance Companies, mainly due to the fact that the Participating Insurance Company maintains the underlying shareholder account, and the Portfolio cannot identify transactions by Policyowners. Apart from actions taken by a Portfolio, Policyowners may also be subject to restrictions imposed under their Policies with respect to short-term trading.

NET ASSET VALUE

In the calculation of the NAV per share of each Portfolio:

• The securities in the Portfolio that are listed or traded on an exchange are valued primarily using market prices.
• Bonds are generally valued according to prices quoted by an independent pricing service.
• Short-term debt securities are valued at amortized cost, which approximates market value.
• Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, typically 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

Certain of the Portfolios may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Portfolio shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares. When market quotations are not readily available, securities, options, futures contracts and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors. Similarly, if events materially affecting the value of foreign investments or foreign currency exchange rates occur prior to the close of the regular session of trading on the NYSE, but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Usually, each Portfolio distributes net investment income annually in December.

Dividends declared for a particular day are paid to shareholders of record on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record on the preceding Thursday. Dividends are paid in additional full and fractional shares of that Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term or short-term capital gains of each Portfolio, if any, are declared and paid annually in December in additional full and fractional shares of the respective Portfolio.

You will find information in the SAI about federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Participating Insurance Companies and their separate accounts, no discussion is included here as to the federal income tax consequences to the Portfolios' shareholders. For information concerning the federal tax consequences to Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisers.

W&R Target Funds, Inc.
Financial Highlights

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Portfolio's financial statements for the fiscal year ended December 31, 2003, is included in the Fund's Annual Report to Shareholders, which is available upon request.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

BALANCED PORTFOLIO

	For the fiscal year ended December 31,
	2003	2002	2001	2000	1999
Per-Share Data

Net asset value, beginning of period	$6.0423	$6.7224	$7.3258	$7.3120	$7.1081
Income (loss) from investment operations:
Net investment income	0.0467	0.1145	0.1593	0.1873	0.1760
Net realized and unrealized gain (loss) on investments	1.1068	(0.6801)	(0.5955)	0.3361	0.5446
Total from investment operations	1.1535	(0.5656)	(0.4362)	0.5234	0.7206
Less distributions from:
Net investment income	(0.0467)	(0.1145)	(0.1593)	(0.1873)	(0.1759)
Capital gains	(0.0000)	(0.0000)	(0.0079)	(0.3223)	(0.3408)
Total distributions	(0.0467)	(0.1145)	(0.1672)	(0.5096)	(0.5167)
Net asset value, end of period	$7.1491	$6.0423	$6.7224	$7.3258	$7.3120

Ratios/Supplemental Data

Total return	19.09%	-8.41%	-5.94%	7.14%	10.14%
Net assets, end of period (in millions)	$615	$168	$178	$158	$117
Ratio of expenses to average net assets	1.00%	1.01%	1.00%	1.01%	0.95%
Ratio of net investment income to average net assets	1.37%	1.79%	2.44%	2.81%	2.56%
Portfolio turnover rate	43.10%	58.18%	38.82%	42.32%	62.90%

W&R Target Funds, Inc.
Financial Highlights
(For a share outstanding throughout each period)

CORE EQUITY PORTFOLIO*

	For the fiscal year ended December 31,
	2003	2002	2001	2000	1999
Per-Share Data

Net asset value, beginning of period	$8.0720	$10.3608	$12.2027	$12.9609	$12.3351
Income (loss) from investment operations:
Net investment income	0.0662	0.0476	0.0231	0.0376	0.1571
Net realized and unrealized gain (loss) on investments	1.3276	(2.2888)	(1.8418)	1.1650	1.3879
Total from investment operations	1.3938	(2.2412)	(1.8187)	1.2026	1.5450
Less distributions from:
Net investment income	(0.0662)	(0.0476)	(0.0229)	(0.0360)	(0.1570)
Capital gains	(0.0000)	(0.0000)	(0.0003)	(1.9248)	(0.7622)
Total distributions	(0.0662)	(0.0476)	(0.0232)	(1.9608)	(0.9192)
Net asset value, end of period	$9.3996	$8.0720	$10.3608	$12.2027	$12.9609

Ratios/Supplemental Data

Total return	17.27%	-21.63%	-14.91%	9.28%	12.52%
Net assets, end of period (in millions)	$736	$650	$913	$1,084	$941
Ratio of expenses to average net assets	1.00%	0.99%	0.98%	0.98%	0.96%
Ratio of net investment income to average net assets	0.78%	0.50%	0.21%	0.28%	1.23%
Portfolio turnover rate	48.74%	38.37%	30.50%	49.11%	70.20%

*Core Equity Portfolio, formerly Income Portfolio, changed its name and investment objective effective October 16, 2000.

W&R Target Funds, Inc.

Financial Highlights
(For a share outstanding throughout each period)

GROWTH PORTFOLIO

	For the fiscal year ended December 31,
	2003	2002	2001	2000	1999

Per-Share Data

Net asset value, beginning of period	$6.6041	$8.3923	$9.8831	$10.8751	$9.2989
Income (loss) from investment operations:
Net investment income (loss)	(0.0048)	0.0009	0.0246	0.0163	0.0056
Net realized and unrealized gain (loss) on investments	1.5275	(1.7882)	(1.4417)	0.1375	3.1886
Total from investment operations	1.5227	(1.7873)	(1.4171)	0.1538	3.1942
Less distributions from:
Net investment income	(0.0001)	(0.0009)	(0.0246)	(0.0163)	(0.0056)
Capital gains	(0.0000)	(0.0000)	(0.0491)	(1.1295)	(1.6124)
Total distributions	(0.0001)	(0.0009)	(0.0737)	(1.1458)	(1.6180)
Net asset value, end of period	$8.1267	$6.6041	$8.3923	$9.8831	$10.8751

Ratios/Supplemental Data

Total return	23.06%	-21.30%	-14.34%	1.41%	34.35%
Net assets, end of period (in millions)	$1,283	$705	$995	$1,256	$1,163
Ratio of expenses to average net assets	0.99%	0.99%	0.97%	0.96%	0.96%
Ratio of net investment income (loss) to average net assets	-0.09%	0.01%	0.27%	0.14%	0.06%
Portfolio turnover rate	58.76%	40.58%	50.70%	56.52%	65.82%

W&R Target Funds, Inc.
Financial Highlights
(For a share outstanding throughout each period)

INTERNATIONAL II PORTFOLIO*

	For the fiscal year ended December 31,
	2003		2002	2001	2000	1999
Per-Share Data

Net asset value, beginning of period	$11.0000		$13.4000	$17.6000	$19.4000	$17.3000
Income (loss) from investment operations:
Net investment income	0.2558		0.2000	0.3000	0.3000	0.4000
Net realized and unrealized gain (loss) on investments	4.8829		(2.6000)	(2.3000)	(0.2000)	3.1000
Total from investment operations	5.1387		(2.4000)	(2.0000)	0.1000	3.5000
Less distributions from:
Net investment income	(0.2440)		(0.0000)	(0.6000)	(0.3000)	(0.5000)
Capital gains	(0.0000)		(0.0000)	(1.6000)	(1.6000)	(0.9000)
Total distributions	(0.2440)		(0.0000)	(2.2000)	(1.9000)	(1.4000)
Net asset value, end of period	$15.8947		$11.0000	$13.4000	$17.6000	$19.4000

Ratios/Supplemental Data

Total return	46.85%		-17.82%	-11.21%	0.81%	21.43%
Net assets, end of period (in millions)	$324		$223	$279	$343	$364
Ratio of expenses to average net assets	1.07	%(a)	0.99%	0.97%	1.07%	0.90%
Ratio of net investment income to average net assets	2.03	%(a)	1.87%	1.60%	2.10%	2.03%
Portfolio turnover rate	35.39%		32.70%	39.40%	46.80%	34.70%

*The information shown for periods prior to September 22, 2003 is that for Advantus International Portfolio of Advantus Series Fund, Inc., the predecessor of the International II Portfolio.

(a)As revised, to reflect an adjustment in the calculation of average net assets for the period. Such ratios of expenses and net investment income to average net assets were previously reported as 0.90% and 1.71%, respectively.

W&R Target Funds, Inc.

Financial Highlights
(For a share outstanding throughout each period)

MICRO CAP GROWTH PORTFOLIO*

	For the fiscal year ended December 31,
	2003		2002	2001	2000	1999
Per-Share Data

Net asset value, beginning of period	$8.7000		$15.5000	$17.5000	$25.1000	$10.1000
Income (loss) from investment operations:
Net investment loss	(0.1178)		(0.1000)	(0.1000)	(0.1000)	(0.0000)
Net realized and unrealized gain (loss) on investments	4.8654		(6.7000)	(1.9000)	(4.4000)	15.0000
Total from investment operations	4.7476		(6.8000)	(2.0000)	(4.5000)	15.0000
Less distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(0.0000)		(0.0000)	(0.0000)	(3.1000)	(0.0000)
Total distributions	(0.0000)		(0.0000)	(0.0000)	(3.1000)	(0.0000)
Net asset value, end of period	$13.4476		$8.700	$15.5000	$17.5000	$25.1000

Ratios/Supplemental Data

Total return	54.41%		-43.64%	-11.33%	-21.05%	148.77%
Net assets, end of period (in millions)	$41		$25	$45	$52	$43
Ratio of expenses to average net assets including voluntary expense waiver	1.37	%(a)	1.34%	1.35%	1.30%	1.25%
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.17	%(b)	-1.10%	-1.00%	-0.46%	-0.47%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.51	%(a)	1.45%	1.40%	1.35%	1.57%
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-1.31	%(b)	-1.21%	-1.05%	-0.50%	-0.79%
Portfolio turnover rate	73.52%		67.60%	71.20%	102.70%	108.50%

*The information shown for periods prior to September 22, 2003 is that for Advantus Micro-Cap Growth Portfolio of Advantus Series Fund, Inc., the predecessor of the Micro Cap Growth Portfolio.

(a)As revised, to reflect an adjustment in the calculation of average net assets for the period. Such ratios of expenses to average net assets were previously reported as 1.07% (including voluntary expense waiver) and 1.18% (excluding voluntary expense waiver), respectively.
(b)As revised, to reflect an adjustment in the calculation of average net assets for the period. Such ratios of net investment income to average net assets were previously reported as -0.92% (including voluntary expense waiver) and -1.02% (excluding voluntary expense waiver), respectively.

W&R Target Funds, Inc.

Financial Highlights
(For a share outstanding throughout each period)

SMALL CAP GROWTH PORTFOLIO
(formerly, Small Cap Portfolio)

	For the fiscal year ended December 31,
	2003	2002	2001	2000	1999
Per-Share Data

Net asset value, beginning of period	$6.2388	$7.9770	$8.1345	$11.6130	$7.9019
Income (loss) from investment operations:
Net investment income (loss)	(0.0485)	(0.0458)	(0.0103)	0.0717	0.0423
Net realized and unrealized gain (loss) on investments	2.2800	(1.6924)	(0.1471)	(1.5051)	4.0847
Total from investment operations	2.2315	(1.7382)	(0.1574)	(1.4334)	4.1270
Less distributions:
From net investment income	(0.0000)	(0.0000)	(0.0000)*	(0.0717)	(0.0421)
From capital gains	(0.0000)	(0.0000)	(0.0001)	(1.9734)	(0.3738)
In excess of realized capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Total distributions	(0.0000)	(0.0000)	(0.0001)	(2.0451)	(0.4159)
Net asset value, end of period	$8.4703	$6.2388	$7.9770	$8.1345	$11.6130

Ratios/Supplemental Data

Total return	35.77%	-21.79%	-1.93%	-12.35%	52.23%
Net assets, end of period (in millions)	$544	$279	$359	$345	$318
Ratio of expenses to average net assets	1.15%	1.15%	1.14%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets	-0.88%	-0.66%	-0.14%	0.68%	0.53%
Portfolio turnover rate	86.46%	34.54%	30.31%	58.35%	130.99%

*Not shown due to rounding.

W&R Target Funds, Inc.
Financial Highlights
(For a share outstanding throughout each period)

SMALL CAP VALUE PORTFOLIO*

	For the fiscal year ended December 31,
	2003		2002	2001	2000	1999
Per-Share Data

Net asset value, beginning of period	$10.2000		$12.7000	$11.6000	$9.1000	$9.5000
Income (loss) from investment operations:
Net investment income (loss)	(0.0364)		(0.0000)	(0.0000)	(0.0000)	0.1000
Net realized and unrealized gain (loss) on investments	5.0377		(2.5000)	1.8000	2.5000	(0.4000)
Total from investment operations	5.0013		(2.5000)	1.8000	2.5000	(0.3000)
Less distributions:
From net investment income	(0.0000)		(0.0000)	(0.6000)	(0.0000)	(0.1000)
From capital gains	(0.0000)		(0.0000)	(0.1000)	(0.0000)	(0.0000)
Total distributions	(0.0000)		(0.0000)	(0.7000)	(0.0000)	(0.1000)
Net asset value, end of period	$15.2013		$10.2000	$12.7000	$11.6000	$9.1000

Ratios/Supplemental Data

Total return	49.48%		-19.98%	15.59%	28.00%	-3.07%
Net assets, end of period (in millions)	$96		$55	$41	$23	$13
Ratio of expenses to average net assets including voluntary expense waiver	1.15	%(a)	1.10%	1.10%	1.05%	0.90%
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.34	%(b)	-0.43%	-0.16%	0.29%	1.42%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.19	%(a)	1.17%	1.22%	1.58%	1.56%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-0.38	%(b)	-0.50%	-0.28%	-0.24%	0.76%
Portfolio turnover rate	50.92%		38.80%	22.60%	122.00%	101.50%

*The information shown for periods prior to September 22, 2003 is that for Advantus Small Company Value Portfolio of Advantus Series Fund, Inc., the predecessor of the Small Cap Value Portfolio.

(a)As revised, to reflect an adjustment in the calculation of average net assets for the period. Such ratios of expenses to average net assets were previously reported as 0.89% (including voluntary expense waiver) and 0.92% (excluding voluntary expense waiver), respectively.
(b)As revised, to reflect an adjustment in the calculation of average net assets for the period. Such ratios of net investment income to average net assets were previously reported as -0.26% (including voluntary expense waiver) and -0.29% (excluding voluntary expense waiver), respectively.

W&R Target Funds, Inc.
Financial Highlights
(For a share outstanding throughout each period)

VALUE PORTFOLIO

	For the fiscal year ended December 31,		For the period from 5-1-01[1] through
	2003	2002	12-31-01

Per-Share Data

Net asset value, beginning of period	$4.4016	$5.0815	$5.0000
Income (loss) from investment operations:
Net investment income	0.0279	0.0348	0.0198
Net realized and unrealized gain (loss) on investments	1.0774	(0.6799)	0.0815
Total from investment operations	1.1053	(0.6451)	0.1013
Less distributions from net investment income	(0.0279)	(0.0348)	(0.0198)
Net asset value, end of period	$5.4790	$4.4016	$5.0815

Ratios/Supplemental Data

Total return	25.11%	-12.70%	2.03%
Net assets, end of period (in millions)	$269	$75	$44
Ratio of expenses to average net assets including voluntary expense waiver	1.02%	1.04%	0.84%[2]
Ratio of net investment income to average net assets including voluntary expense waiver	1.06%	0.92%	1.39%[2]
Ratio of expenses to average net assets excluding voluntary expense waiver	---[3]	---[3]	1.07%[2]
Ratio of net investment income to average net assets excluding voluntary expense waiver	---[3]	---[3]	1.16%[2]
Portfolio turnover rate	97.29%	95.73%	10.91%

1Commencement of operations.

2Annualized.
3Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

W&R TARGET FUNDS, INC.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian

UMB Bank, n. a.

928 Grand Boulevard

Kansas City, Missouri 64106

Legal Counsel

Kirkpatrick & Lockhart LLP

1800 Massachusetts Avenue NW

Washington, D. C. 20036

Independent Auditors

Deloitte & Touche LLP

1010 Grand Boulevard

Kansas City, Missouri 64106-2232

Investment Manager

Waddell & Reed Investment Management Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

Transfer Agent

Waddell & Reed Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

Accounting Services Agent

Waddell & Reed Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

Our INTERNET address is:

http://www.waddell.com

TABLE OF CONTENTS

An Overview of the Portfolios .......................

Additional Information about Principal

Investment Strategies and Risks....................

The Management of the Portfolios ..................

Purchases and Redemptions .........................

Net Asset Value .......................................

Dividends and Distributions .........................

Financial Highlights ..................................

W&R Target Funds, Inc.
PROSPECTUS

You can get more information about the Portfolios in--

  the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

  the Annual and Semiannual Reports to Shareholders, which detail each Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report may also be requested at request@waddell.com.

Information about the Fund (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Fund's SEC file number is: 811-5017.
WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

W&R TARGET FUNDS, INC.

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

May 1, 2004
PROSPECTUS

W&R Target Funds, Inc. (Fund) is a management investment company, commonly known as a mutual fund. This Prospectus offers eleven separate Portfolios of the Fund, each with separate goals and investment policies.

Asset Strategy Portfolio seeks high total return over the long term.

Balanced Portfolio seeks, as a primary goal, current income, with a secondary goal of long-term appreciation of capital.

Core Equity Portfolio seeks capital growth and income.

Growth Portfolio seeks capital growth, with a secondary goal of current income.

International Portfolio seeks, as a primary goal, long-term appreciation of capital, with a secondary goal of current income.

International II Portfolio seeks long-term capital growth.

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Science and Technology Portfolio seeks long-term capital growth.

Small Cap Growth Portfolio seeks growth of capital.

Small Cap Value Portfolio seeks long-term accumulation of capital.

Value Portfolio seeks long-term capital appreciation.

This Prospectus contains concise information about the Fund of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (Policies) offered by Participating Insurance Companies. This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved the Fund's securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

An Overview of the Portfolios

Asset Strategy Portfolio

Goal

Asset Strategy Portfolio seeks high total return over the long term.

Principal Strategy

Asset Strategy Portfolio seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments.

• The stock class includes equity securities of all types, although Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio may invest in the securities of any size company.
• The bond class includes all varieties of fixed-income instruments, such as corporate or debt securities issued or guaranteed by the U.S. Government of any of its agencies or instrumentalities (U.S. Government debt securities), with remaining maturities of more than three years. This asset class may include a significant amount, up to 35% of the Portfolio's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's (S&P) and Ba and below by Moody's Investors Service (Moody's) or unrated bonds deemed by WRIMCO to be of comparable quality.
• The short-term class includes all types of short-term instruments with remaining maturities of three years or less, including high-quality money market instruments.

Within each of these classes, the Portfolio may invest in both domestic and foreign securities.

The Portfolio selects a mix which represents the way the Portfolio's investments will generally be allocated over the long term as indicated below. This mix will vary over shorter time periods as WRIMCO changes the Portfolio's holdings based on the current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and a rise in the potential for growth stocks.

Portfolio Mix
Stocks--70%	(can range from 0-100%)
Bonds--25%	(can range from 0-100%)
Short-Term--5%	(can range from 0-100%)

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Asset Strategy Portfolio. These include:

• WRIMCO's skill in allocating the Portfolio's assets among different types of investments
• the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy
• an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline
• prepayment of higher-yielding bonds held by the Portfolio
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• currency fluctuations and political or economic conditions affecting a foreign country which may affect the value of the foreign securities held by the Portfolio
• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Market risk for small or medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Additionally, stocks of smaller companies may experience volatile trading and price fluctuations.

Investments by the Portfolio in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As well, the Portfolio may invest a significant portion of its assets, up to 100%, in foreign securities. Investing in foreign securities presents additional risks, as noted above. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Asset allocation funds are designed for investors who want to diversify among stocks, bonds and short-term instruments, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Asset Strategy Portfolio may be appropriate for you. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Asset Strategy Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

• The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1996	6.05%
1997	14.01%
1998	9.95%
1999	22.96%
2000	22.53%
2001	-9.96%
2002	3.28%
2003	11.47%

In the period shown in the chart, the highest quarterly return was 16.01% (the fourth quarter of 1999) and the lowest quarterly return was -7.40% (the first quarter of 2001).

Average Annual Total Returns
as of December 31, 2003

			Life of
	1 Year	5 Years	Portfolio*
Shares of Asset Strategy Portfolio (began on 05-01-1995)	11.47%	9.33%	9.01%
S&P 500 Index	28.72%	-0.58%	11.13%
Citigroup Broad Investment Grade Index	4.20%	6.62%	7.64%
Citigroup Short-Term Index for 1 Month Certificates of Deposit	1.20%	3.78%	4.59%
Lipper Variable Annuity Flexible Portfolio Funds Universe Average	18.59%	3.04%	9.02%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, index performance is calculated from April 30, 1995.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Asset Strategy Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.03%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

Balanced Portfolio

Goals

Balanced Portfolio seeks, as a primary goal, to provide current income to the extent that, in WRIMCO's opinion, market and economic conditions permit. As a secondary goal, the Portfolio seeks long-term appreciation of capital.

Principal Strategies

Balanced Portfolio invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities. The Portfolio may also invest in foreign securities. Regarding its equity investments, the Portfolio invests primarily in medium to large, well-established companies that typically issue dividend-producing securities. The majority of the Portfolio's debt holdings are either U.S. Government securities or investment grade corporate bonds, that include bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, WRIMCO may emphasize a blend of value and growth potential. For value securities, WRIMCO looks for undervalued companies whose asset value or earnings power, WRIMCO believes, is not reflected in the price of their stock. In selecting growth securities, WRIMCO seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security, WRIMCO uses the same analysis as identified above in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, WRIMCO will consider whether the debt security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income or to take advantage of more attractive investment opportunities and/or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Balanced Portfolio. These include:

• WRIMCO's skill in evaluating and selecting securities for the Portfolio and in allocating the Portfolio's assets among different types of investments
• an issuer of a debt security or other fixed income obligation may not make payments on the security when due
• an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline
• a decrease in interest rates, which may cause prepayment of higher yielding bonds held by the Portfolio as well as a decline in its income
• the credit quality, earnings performance and other conditions of the issuers whose securities the Portfolio holds
• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Balanced Portfolio is designed for investors seeking current income and the potential for long-term appreciation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Balanced Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

• The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1995	24.19%
1996	11.19%
1997	18.49%
1998	8.67%
1999	10.14%
2000	7.14%
2001	-5.94%
2002	-8.41%
2003	19.09%

In the period shown in the chart, the highest quarterly return was 9.64% (the third quarter of 1997) and the lowest quarterly return was -8.36% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2003

			Life of
	1 Year	5 Years	Portfolio*
Shares of Balanced Portfolio (began on 05-03-1994)	19.09%	3.90%	8.21%
S&P 500 Index	28.72%	-0.58%	11.77%

Citigroup Treasury/Government Sponsored/Credit Index	4.84%	6.69%	7.69%

Lipper Variable Annuity Balanced Funds Universe Average	18.97%	2.96%	8.85%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, index performance is calculated from April 30, 1994.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Balanced Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Core Equity Portfolio

Goals

Core Equity Portfolio seeks capital growth and income.

Principal Strategies

Core Equity Portfolio seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies with dominant market positions in their industries. The Portfolio invests in securities that have the potential for capital appreciation, or that WRIMCO expects to resist market decline. Although the Portfolio typically invests in large companies, it may invest in securities of any size company.

WRIMCO attempts to select securities with growth and income possibilities by looking at many factors including a company's:

• profitability record
• history of improving sales and profits
• management
• leadership position in its industry
• stock price value
• dividend payment history

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or continued dividend payments. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Core Equity Portfolio. These include:

• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• WRIMCO's skill in evaluating and selecting securities for the Portfolio

Investments in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Core Equity Portfolio is designed for investors who seek capital growth and income. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Core Equity Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

• The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1994	-1.14%
1995	31.56%
1996	19.75%
1997	26.16%
1998	21.14%
1999	12.52%
2000	9.28%
2001	-14.91%
2002	-21.63%
2003	17.27%

In the period shown in the chart, the highest quarterly return was 16.54% (the second quarter of 1995) and the lowest quarterly return was -16.39% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2003

	1 Year	5 Years	10 Years
Shares of Core Equity
Portfolio	17.27%	-0.78%	8.63%
S&P 500 Index	28.72%	-0.58%	11.07%
Lipper Variable Annuity Large-Cap
Core Funds Universe Average	26.43%	-1.22%	8.68%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Core Equity Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.00%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Growth Portfolio

Goals

Growth Portfolio seeks capital growth, with current income as a secondary goal.

Principal Strategies

Growth Portfolio seeks to achieve its goals by investing primarily in common stocks of U.S. and foreign companies. The Portfolio typically invests in companies having a market capitalization of at least $1 billion, although it may invest in companies of any size. The Portfolio generally emphasizes investments in the typically faster growing sectors of the economy, such as the technology, healthcare, financial services and consumer-oriented sectors.

In selecting securities for the Portfolio, WRIMCO utilizes a combination of quantitative and fundamental research. Quantitative research focuses on identifying companies with attractive growth, profitability and valuation measures. Fundamental research analyzes a specific company to examine its competitive position within its industry and to determine its growth expectations. A security may be sold when WRIMCO believes the company's growth and/or profitability characteristics are deteriorating, it no longer maintains a competitive advantage or more attractive investment opportunities arise.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Growth Portfolio. These include:

• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
• WRIMCO's skill in evaluating and selecting securities for the Portfolio

The Portfolio may invest, to a lesser degree, in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Market risk for small and medium sized companies may be greater than that for large companies. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Growth Portfolio is designed for investors seeking long-term capital appreciation from investment in typically faster-growing companies and sectors of the economy. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

• The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1994	2.39%
1995	38.57%
1996	12.40%
1997	21.45%
1998	27.31%
1999	34.35%
2000	1.41%
2001	-14.34%
2002	-21.30%
2003	23.06%

In the period shown in the chart, the highest quarterly return was 22.48% (the fourth quarter of 1999) and the lowest quarterly return was -16.54% (the third quarter of 2001).

Average Annual Total Returns
as of December 31, 2003

	1 Year	5 Years	10 Years
Shares of Growth Portfolio	23.06%	2.48%	10.79%
S&P 500 Index	28.72%	-0.58%	11.07%
Lipper Variable Annuity Large-Cap
Growth Funds Universe Average	28.37%	-3.22%	7.91%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.00%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

International Portfolio

Goals

International Portfolio seeks, as a primary goal, long-term appreciation of capital. As a secondary goal, the Portfolio seeks current income.

Principal Strategies

International Portfolio seeks to achieve its goals by investing primarily in common stocks of foreign companies that WRIMCO believes have the potential for long-term growth represented by economic expansion within a country or region and represented by the restructuring and/or privatization of particular industries. The Portfolio emphasizes growth stocks which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio primarily invests in issuers of developed countries, and may invest in companies of any size.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include:

• a company's growth and earnings potential
• management of the company
• industry position of the company
• strength of the industry
• applicable economic, market and political conditions of the country in which the company is located

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of International Portfolio. These include:

• changes in foreign exchange rates, which may affect the value of the securities the Portfolio holds
• the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• WRIMCO's skill in evaluating and selecting securities for the Portfolio

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, due to certain international monetary or political conditions, the Portfolio's assets may be more volatile than other investment choices.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

International Portfolio is designed for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the International Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

• The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1995	7.28%
1996	15.11%
1997	16.70%
1998	33.89%
1999	65.58%
2000	-23.66%
2001	-22.23%
2002	-18.15%
2003	24.90%

In the period shown in the chart, the highest quarterly return was 48.41% (the fourth quarter of 1999) and the lowest quarterly return was -16.85% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2003

			Life of
	1 Year	5 Years	Portfolio*
Shares of International
Portfolio (began on 05-03-1994)	24.90%	0.10%	7.12%
Morgan Stanley Capital
International E.A.FE. Index	38.59%	-0.05%	3.81%
Lipper Variable Annuity International
Funds Universe Average	35.41%	1.34%	5.03%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 1994.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of International Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	1.24%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500

International II Portfolio

Goal

International II Portfolio seeks long-term capital growth.

Principal Strategy

International II Portfolio seeks to achieve its goal by investing primarily in equity securities of small, mid and largely capitalized foreign companies and governmental agencies. The Portfolio primarily invests in common stock but may also invest in foreign investment-grade debt securities.

In selecting equity securities for the Portfolio, Templeton Investment Counsel, LLC, the Portfolio's investment sub-advisor, performs a bottom-up company-by-company analysis, rather than focusing on a specific industry or economic sector. The sub-advisor concentrates on the market price of a company relative to its view regarding the company's long-term earnings potential. The sub-advisor typically also considers a company's historical value measures, including price/earnings ratios, profit margins and liquidation value.

Generally, in determining whether to sell a security, the sub-advisor uses the same type of analysis that it uses in buying securities. For example, the sub-advisor may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of International II Portfolio. These include:

• changes in foreign exchange rates, which may affect the value of the securities the Portfolio holds
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• the sub-advisor's skill in evaluating and selecting securities for the Portfolio

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, due to certain international monetary or political conditions, the Portfolio's assets may be more volatile than other investment choices.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

International II Portfolio is designed for investors seeking long-term capital growth by investing primarily in securities issued by foreign companies. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in International II Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus International Stock Portfolio which was reorganized as the W&R Target International II Portfolio on September 22, 2003. The Portfolio would have substantially similar annual returns because the shares are invested in the same portfolio of securities and would differ only to the extent that the Portfolio has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target International II Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

• The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1994	-0.32%
1995	14.23%
1996	19.79%
1997	11.94%
1998	6.61%
1999	21.43%
2000	0.81%
2001	-11.21%
2002	-17.82%
2003	46.85%

In the period shown in the chart, the highest quarterly return was 25.19% (the second quarter of 2003) and the lowest quarterly return was -23.85% (the second quarter of 2002).

Average Annual Total Returns
as of December 31, 2003
	1 Year	5 Years	10 Years
Shares of International II
Portfolio	46.85%	5.58%	7.88%
Morgan Stanley Capital
International E.A.FE. Index	38.59%	-0.05%	4.47%
Lipper Variable Annuity International
Funds Universe Average	35.41%	1.34%	5.10%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of International II Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which the Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	0.11%
Total Annual Portfolio Operating Expenses	1.21%

1Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$123	$384	$665	$1,466

Micro Cap Growth Portfolio

Goal

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Principal Strategy

Micro Cap Growth Portfolio seeks to achieve its goal by investing primarily in equity securities of domestic companies whose market capitalizations are within the range of capitalizations of companies included in the Russell 2000® Growth Index (micro cap companies) at the time of purchase. The Portfolio primarily invests in common stock but may also invest in preferred stock and securities convertible into equity securities.

In selecting equity securities for the Portfolio, Wall Street Associates, the Portfolio's investment sub-advisor, seeks to invest in securities of companies that it believes show sustainable earnings growth potential and improving profitability.

Generally, in determining whether to sell a security, the sub-advisor uses the same type of analysis that it uses in buying securities. For example, the sub-advisor may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Micro Cap Growth Portfolio. These include:

• potentially greater price volatility of the equity securities of micro cap companies held by the Portfolio
• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
• the impact of the Portfolio's investments in initial public offerings (IPOs)
• the sub-advisor's skill in evaluating and selecting securities for the Portfolio

Market risk for small-sized companies may be greater than that for medium or large companies due to, among other factors, such companies' small size, limited product lines, limited access to financing sources and limited management depth. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Micro Cap Growth Portfolio is designed for investors seeking long-term capital appreciation from investments in faster-growing companies. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in Micro Cap Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Micro-Cap Growth Portfolio which was reorganized as the W&R Target Micro Cap Growth Portfolio on September 22, 2003. The Portfolio would have substantially similar annual returns because the shares are invested in the same portfolio of securities and would differ only to the extent that the Portfolio has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target Micro Cap Growth Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

• The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1998	13.44%
1999	148.76%
2000	-21.05%
2001	-11.33%
2002	-43.64%
2003	54.41%

In the period shown in the chart, the highest quarterly return was 82.84% (the fourth quarter of 1999) and the lowest quarterly return was -34.64% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2003

			Life of
	1 Year	5 Years	Portfolio*
Shares of Micro Cap Growth
Portfolio (began on 10-01-1997)	54.41%	8.67%	6.61%
Russell 2000® Growth Index	48.56%	0.89%	-0.47%
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average	41.73%	3.89%	2.12%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from September 30, 1997.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Micro Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	0.19%
Total Annual Portfolio Operating Expenses	1.39%

1Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$142	$440	$761	$1,669

Science and Technology Portfolio

Goal

Science and Technology Portfolio seeks long-term capital growth.

Principal Strategies

Science and Technology Portfolio seeks to achieve its goal by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include the issuer's:

• growth potential
• earnings potential
• management
• industry position
• applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Science and Technology Portfolio. These include:

• the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industries
• the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry
• rapid obsolescence of products or processes of companies in which the Portfolio invests
• government regulation in the science and technology industry
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• WRIMCO's skill in evaluating and selecting securities for the Portfolio

Because the Portfolio concentrates its investments in science and technology companies, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

The Portfolio may invest, to a lesser extent, in foreign securities. Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Science and Technology Portfolio is designed for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies. This Portfolio is not suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Science and Technology Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

• The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1998	46.05%
1999	174.66%*
2000	-21.15%
2001	-11.91%
2002	-23.99%
2003	30.46%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in initial public offerings (IPOs). No assurance can be given that the Portfolio will continue to be able to invest in IPOs to the same extent or that future IPOs in which the Portfolio invests will have an equally beneficial impact on performance.

Average Annual Total Returns
as of December 31, 2003

			Life of
	1 Year	5 Years	Portfolio*
Shares of Science and Technology
Portfolio (began on 04-04-1997)	30.46%	13.60%	18.88%
Goldman Sachs Technology
Industry Composite Index	54.19%	-5.04%	7.86%
Lipper Variable Annuity Specialty/
Miscellaneous Funds Universe Average	40.28%	0.34%	6.31%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from March 31, 1997.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Science and Technology Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.17%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Small Cap Growth Portfolio

(formerly, Small Cap Portfolio)

Goal

Small Cap Growth Portfolio seeks growth of capital.

Principal Strategies

Small Cap Growth Portfolio seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Russell 2000® Growth Index (small cap stocks). The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIMCO seeks companies whose earnings, it believes, are likely to grow faster than the economy. WRIMCO may look at a number of factors regarding a company, such as:

• aggressive or creative management
• technological or specialized expertise
• new or unique products or services
• entry into new or emerging industries
• growth in earnings/growth in sales
• security size and liquidity

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Cap Growth Portfolio. These include:

• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• WRIMCO's skill in evaluating and selecting securities for the Portfolio

Market risk for small sized companies may be greater than the market risk for medium to large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stocks of smaller companies may also experience volatile trading and price fluctuations.

The Portfolio also may invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

• products offered may fail to sell as anticipated
• a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry
• the company may never achieve profitability
• economic, market and technological factors may cause the new industry to lose favor with the public

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Small Cap Growth Portfolio is designed for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire income and conservation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Small Cap Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

• The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

1995	32.32%
1996	8.50%
1997	31.53%
1998	10.87%
1999	52.23%
2000	-12.35%
2001	-1.93%
2002	-21.79%
2003	35.77%

In the period shown in the chart, the highest quarterly return was 38.46% (the fourth quarter of 1999) and the lowest quarterly return was -21.73% (the third quarter of 2001).

Average Annual Total Returns
as of December 31, 2003
			Life of
	1 Year	5 Years	Portfolio*
Shares of Small Cap Growth
Portfolio (began on 05-03-1994)	35.77%	6.80%	13.89%
Russell 2000® Growth Index	48.56%	0.89%	6.04%
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average	41.73%	3.89%	8.33%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from April 30, 1994.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.16%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

Small Cap Value Portfolio

Goal

Small Cap Value Portfolio seeks long-term accumulation of capital.

Principal Strategy

Small Cap Value Portfolio seeks to achieve its goal by investing primarily in various types of equity securities of domestic and foreign companies with small market capitalizations. Although a universal definition of small capitalization companies does not exist, the Portfolio generally defines small capitalization companies as those whose market capitalizations are within the range of capitalizations of companies in the Russell 2000® Value Index (small cap companies). These equity securities will consist primarily of common stocks but may also include preferred stock and securities convertible into equity securities.

The Portfolio's purchase of equity securities may include common stocks that are part of initial public offerings. In selecting equity securities for the Portfolio, State Street Research & Management Company (State Street Research), the Portfolio's investment sub-advisor, searches for those companies that appear to be undervalued or trading below their true worth and examines such features as the company's financial condition, business prospects, competitive position and business strategy. The sub-advisor looks for companies that appear likely to come back into favor with investors, for reasons that may include, for example, good prospective earnings, strong management teams or new products or services. The Portfolio may also invest in other securities, such as large cap stocks or growth stocks.

The Portfolio will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below the sub-advisor's expectations. The sub-advisor may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Cap Value Portfolio. These include:

• potentially greater price volatility of the equity securities of small companies held by the Portfolio
• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
• the impact of the Portfolio's investments in initial public offerings (IPOs)
• the sub-advisor's skill in evaluating and selecting securities for the Portfolio

Market risk for small-sized companies may be greater than that for medium or large companies due to, among other factors, such companies' small size, limited product lines, limited access to financing sources and limited management depth. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Small Cap Value Portfolio is designed for investors seeking long-term accumulation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in Small Cap Value Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Small Company Value Portfolio which was reorganized as the W&R Target Small Cap Value Portfolio on September 22, 2003. The Portfolio would have substantially similar annual returns because the shares are invested in the same portfolio of securities and would differ only to the extent that the Portfolio has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target Small Cap Value Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

• The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year
1998	-6.75%
1999	-3.07%
2000	28.00%
2001	15.58%
2002	-19.98%
2003	49.48%

In the period shown in the chart, the highest quarterly return was 22.17% (the second quarter of 2003) and the lowest quarterly return was -27.13% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2003

			Life of
	1 Year	5 Years	Portfolio*
Small Cap Value
Portfolio (began on 10-01-1997)	49.48%	11.40%	8.19%
Russell 2000® Value Index	46.07%	12.32%	8.89%
Lipper Variable Annuity Small-Cap
Core Funds Universe Average	41.42%	9.12%	6.10%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from September 30, 1997.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	0.20%
Total Annual Portfolio Operating Expenses	1.30%

1Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$412	$713	$1,568

Value Portfolio

Goal

Value Portfolio seeks long-term capital appreciation.

Principal Strategies

Value Portfolio seeks to achieve its goal by investing in the common stocks of U.S. and foreign companies. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolio typically invests in largely capitalized companies, it may invest in securities of any size company.

WRIMCO utilizes both fundamental research and quantitative analysis to identify securities for the Portfolio. The Portfolio will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. The Portfolio may also invest in growth stocks that are, in WRIMCO's opinion, temporarily undervalued.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Value Portfolio. These include:

• adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
• the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
• WRIMCO's skill in evaluating and selecting securities for the Portfolio

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Value Portfolio is designed for investors who seek long-term capital appreciation. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Value Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total return for the period shown compares with those of a broad measure of market performance.

• The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
• The performance table shows average annual total returns and compares them to the market indicators listed.
• The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns
as of December 31 each year

2002	-12.70%
2003	25.11%

In the period shown in the chart, the highest quarterly return was 12.95% (the fourth quarter of 2003) and the lowest quarterly return was -12.95% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2003

		Life of
	1 Year	Portfolio*
Shares of Value
Portfolio (began on 05-01-2001)	25.11%	4.14%
Russell 1000® Value Index	30.03%	1.84%
Lipper Variable Annuity Multi-Cap
Value Funds Universe Average	31.55%	0.85%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2001.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.03%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

Additional Information about Principal Investment Strategies and Risks

Investment Goals, Principal Strategies and Other Investments

Asset Strategy Portfolio

The Portfolio seeks to achieve its goal of high total return over the long term by allocating its assets among a diversified portfolio of stocks, bonds, and short-term instruments. There is no guarantee, however, that the Portfolio will achieve its goal.

Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and in the credit quality of the issuer.

WRIMCO regularly reviews the Portfolio's allocation of assets and makes changes to favor investments that it believes provide the best opportunity to achieve the Portfolio's goal. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO's decisions may not always be beneficial to the Portfolio.

Generally, the mix of assets in the Portfolio will change from time to time depending on WRIMCO's assessment of the market for each asset class. The range and approximate percentage of the mix for each asset class, as a percentage of total assets of the Portfolio, are listed below. Some types of investments, such as indexed securities, can fall into more than one asset class. The Portfolio may also invest a significant portion, up to 100%, of its assets in foreign securities.

Portfolio Mix	Range
Stocks--70%	0-100%
Bonds--25%	0-100%
Short-Term--5%	0-100%

WRIMCO tries to balance the Portfolio's investment risks against potentially higher total returns by reducing the stock class allocation during stock market down cycles and increasing the stock class allocation during periods of strongly positive market performance. Typically, WRIMCO makes asset shifts among classes gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Portfolio's mix.

As a defensive measure, the Portfolio may increase its holdings in the bond or short-term classes when WRIMCO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value. The Portfolio may utilize derivative instruments for both defensive and speculative purposes. The Portfolio may, as a temporary defensive measure, invest up to all of the Portfolio's assets in:

• money market instruments rated in one of the two highest categories by the requisite nationally recognized statistical rating organization ("NRSRO") or , if unrated, judged by WRIMCO to be of comparable quality; provided, however, that the Portfolio may invest in a money market instrument rated below the two highest rating categories if such instrument is subject to a letter of credit or similar unconditional credit enhancement that is rated in one of the two highest categories by an NRSRO, or, if unrated, judged by WRIMCO to be of comparable quality
• precious metals

Although WRIMCO may seek to preserve appreciation in the Portfolio by taking a temporary defensive position, doing so may prevent the Portfolio from achieving its investment objective.

Risks. An investment in Asset Strategy Portfolio is subject to various risks, including the following:

• Company Risk
• Credit Risk
• Foreign Currency Risk
• Foreign Securities Risk
• Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
• Growth Stock Risk
• Income Risk
• Interest Rate Risk
• Large Company Risk
• Low-Rated Securities Risk
• Market Risk
• Mid Size Company Risk
• Prepayment Risk
• Small Company Risk
• Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the Statement of Additional Information (SAI).

Balanced Portfolio

The Portfolio seeks to achieve its primary goal of providing current income, and its secondary goal of long-term appreciation of capital, by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Portfolio will achieve its goals.

In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. The Portfolio may also invest in convertible securities. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities.

In its equity investments, the Portfolio invests primarily in medium to large, well-established companies, that typically issue dividend producing securities. The majority of the Portfolio's debt holdings are either U.S. Government securities or investment grade corporate bonds, that include bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by the investment advisor to be of comparable quality. The Portfolio has no limitations on the range of maturities of debt securities in which it may invest. The Portfolio may also invest in foreign securities.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, it may emphasize a blend of value and growth potential. For value securities, WRIMCO looks for undervalued companies whose asset value or earnings power is not reflected in the price of their stock. In selecting growth securities, it seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security, WRIMCO uses the same analysis that it uses in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, WRIMCO will consider whether the debt security continues to maintain minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income or otherwise to take advantage of attractive investment opportunities and/or to raise cash.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Risks. An investment in Balanced Portfolio is subject to various risks, including the following:

• Company Risk
• Credit Risk
• Extension Risk
• Foreign Securities Risk
• Growth Stock Risk
• Income Risk
• Interest Rate Risk
• Large Company Risk
• Market Risk
• Mid Size Company Risk
• Prepayment Risk
• Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Core Equity Portfolio

The Portfolio seeks to achieve its goals of providing capital growth and income by primarily investing, during normal market conditions, in common stocks of large, high-quality U.S., and to a lesser extent foreign, companies that are well known, have been consistently profitable and have dominant market positions in their industries. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. There is no guarantee, however, that the Portfolio will achieve its goals.

When WRIMCO views stocks with high yields as less attractive than other common stocks, the Portfolio may hold lower-yielding common stocks because of their prospects for appreciation.

When WRIMCO believes that a temporary defensive position is desirable, WRIMCO may take certain steps with respect to all of the Portfolio's assets, including any one or more of the following:

• hold cash, commercial paper, certificates of deposit or other short-term investments
• invest in debt securities (including short-term U.S. Government securities)
• invest in convertible preferred stock

By taking a temporary defensive position the Portfolio may not achieve its investment objectives.

Risks. An investment in Core Equity Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Securities Risk
• Growth Stock Risk
• Income Risk
• Large Company Risk
• Market Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Growth Portfolio

The Portfolio seeks to achieve its primary goal of capital growth and its secondary goal of current income by investing primarily in a diversified portfolio of common stocks of large to medium U.S., and to a lesser extent foreign, companies. Generally, the Portfolio may invest in a wide range of marketable securities that, in WRIMCO's opinion, are high-quality, industry-leading companies that are thought to possess sustainable competitive advantages. There is no guarantee, however, that the Portfolio will achieve its goals.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in cash or fixed-income securities or in common stocks chosen for their relative stability rather than for their growth potential. By taking a defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Growth Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Securities Risk
• Growth Stock Risk
• Large Company Risk
• Market Risk
• Mid Size Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

International Portfolio

The Portfolio seeks to achieve its primary goal of long-term capital appreciation and its secondary goal of current income by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. The Portfolio may also invest, to a lesser extent, in preferred stocks and debt securities. The debt securities may be of any maturity and will typically be investment grade. There is no guarantee, however, that the Portfolio will achieve its goals.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Portfolio generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

When WRIMCO believes that a temporary defensive position is desirable, it may invest up to all of the Portfolio's assets in debt securities including commercial paper or short-term U.S. Government securities and/or preferred stocks; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it may also invest up to all of the Portfolio's assets in domestic securities. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Risks. An investment in International Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Currency Risk
• Foreign Securities Risk
• Growth Stock Risk
• Large Company Risk
• Market Risk
• Mid Size Company Risk
• Small Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

International II Portfolio

The Portfolio seeks to achieve its goal of long-term capital growth by investing primarily in equity securities of small, mid and largely capitalized foreign companies and governmental agencies. The Portfolio may invest in securities of companies or governments in developed foreign markets or in developing or emerging markets. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in issuers of at least three foreign countries.

Equity securities generally entitle the holder to participate in a company's general operating results and include common stock, preferred stock, warrants or rights to purchase such securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in equity securities. There is no guarantee, however, that the Portfolio will achieve its goal.

In selecting equity securities for the Portfolio, the sub-advisor performs a bottom-up, company-by-company analysis, rather than focusing on a specific industry or economic sector. The sub-advisor concentrates primarily on the market price of a company's securities and seeks companies whose securities the sub-advisor believes are trading at a discount to what the company may be worth. The sub-advisor also typically considers a company's historical value measures, including price/earnings ratios, future earnings, cash flow or asset value potential.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not always achieve its investment objective.

Risks. An investment in International II Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Currency Risk
• Foreign Securities Risk
• Growth Stock Risk
• Large Company Risk
• Market Risk
• Mid Size Company Risk
• Small Company Risk
• Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Micro Cap Growth Portfolio

The Portfolio seeks to achieve its goal of long-term capital appreciation by investing primarily in various types of equity securities of micro cap companies. The Portfolio may occasionally invest in equity securities of larger companies.

The Portfolio considers a company's capitalization at the time the Portfolio acquires the company's equity securities. Equity securities of a company whose capitalization exceeds the range of the Russell 2000® Growth Index after purchase will not be sold solely because of its increased capitalization. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in micro cap companies. There is no guarantee, however, that the Portfolio will achieve its goal.

In selecting equity securities for the Portfolio, the sub-advisor primarily looks to a company's potential for sustainable earnings growth and improving profitability. In selecting securities with earnings growth potential, the sub-advisor considers such factors as a company's competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain current rate of growth. In seeking to achieve its investment objective, the Portfolio may also invest in equity securities of companies that the sub-advisor believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

The Portfolio's investment in equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Portfolio may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

When the sub-advisor believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Micro Cap Growth Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Securities Risk
• Growth Stock Risk
• Initial Public Offering Risk
• Market Risk
• Small Company Risk
• Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Science and Technology Portfolio

The Portfolio seeks to achieve its goal of long-term capital growth by investing primarily in science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. Under normal economic and market conditions, the Portfolio will invest at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of science and technology innovations. There is no guarantee, however, that the Portfolio will achieve its goal.

The Portfolio may invest in, but is not limited to, areas such as:

• aerospace and defense electronics
• biotechnology
• business machines
• cable and broadband access
• communications equipment and software
• computer software and services
• computer systems
• electronics and energy
• electronic media
• genomics
• internet and internet-related services
• medical devices and drugs
• medical and hospital supplies and services
• office equipment, supplies and services (including transaction processing services)

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Portfolio may also invest a limited amount of its assets in foreign securities.

At times, when WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. Government securities or other debt securities, mostly of investment grade. The Portfolio may also invest in options and futures contracts for hedging purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Science and Technology Portfolio is subject to various risks, including the following:

• Company Risk
• Concentration Risk
• Foreign Securities Risk
• Growth Stock Risk
• Initial Public Offering Risk
• Large Company Risk
• Market Risk
• Mid Size Company Risk
• Small Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Small Cap Growth Portfolio

The Portfolio seeks to achieve its goal of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The Portfolio may occasionally invest in securities of larger companies that, in WRIMCO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

The Portfolio considers a company's capitalization at the time the Portfolio acquires the company's common stock. Common stock of a company whose capitalization exceeds the range of Russell 2000® Growth Index after purchase will not be sold solely because of its increased capitalization. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in small cap stocks. There is no guarantee, however, that the Portfolio will achieve its goal.

In addition to common stocks, the Portfolio may invest, to a lesser extent, in securities convertible into common stocks, in preferred stocks and debt securities, mostly of investment grade. The Portfolio may also invest up to 20% of its total assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. Government securities and/or preferred stocks. The Portfolio may also invest in more established companies, those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Portfolio's position size in any particular security. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Small Cap Growth Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Securities Risk
• Growth Stock Risk
• Initial Public Offering Risk
• Market Risk
• Mid Size Company Risk
• Small Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Small Cap Value Portfolio

The Portfolio seeks to achieve its goal of long-term accumulation of capital by investing primarily in various types of equity securities such as common stock, preferred stock and securities convertible into equity securities of small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Portfolio generally defines small capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the Russell 2000® Value Index. Under normal market conditions, at least 80% of the Portfolio's net assets (exclusive of collateral received in connection with securities lending) will be invested, at the time of purchase, in common stocks of small capitalization companies. Some companies may outgrow the definition of a small capitalization company after the Portfolio has purchased their securities. These companies continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small capitalization companies. From time to time, the Portfolio will also invest a lesser portion of its assets in securities of mid and large capitalization companies (i.e., companies with market capitalizations larger than that defined above). There is no guarantee, however, that the Portfolio will achieve its goal.

In selecting value stocks and other equity securities, State Street Research, the Portfolio's sub-advisor, primarily looks to equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that the sub-advisor believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services that may improve their business prospects or competitive position. In assessing relative value, the sub-advisor will consider factors such as a company's ratio of market price to earnings, ratio of market price to book value, ratio of market price to assets, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, product pricing, quality of management and competitive market position. In seeking to achieve its investment objectives, the Portfolio may also invest in equity securities of companies that the sub-advisor believes show potential for sustainable earnings growth above the average market growth rate. The Portfolio's purchases of equity securities may include shares of common stock that are part of a company's initial public offering.

In addition, the Portfolio may invest lesser portions of its assets in restricted and illiquid securities, convertible and non-convertible investment-grade and non-investment grade debt securities, securities of other mutual funds, foreign securities, warrants, repurchase agreement transactions, stock index futures contracts, options (the Portfolio may purchase and sell put and call options), when-issued or forward commitment transactions, index depositary receipts, and money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Portfolio may not always achieve its investment objective.

Risks. An investment in Small Cap Value Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Securities Risk
• Initial Public Offering Risk
• Market Risk
• Mid Size Company Risk
• Securities Lending Risk
• Small Company Risk
• Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Value Portfolio

The Portfolio seeks to achieve its goal of long-term appreciation of capital by investing primarily in the stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company. The Portfolio may invest in foreign securities, primarily to provide additional opportunities to invest in quality overlooked growth stocks. There is no guarantee, however, that the Portfolio will achieve its goal.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. WRIMCO considers numerous factors in its analysis of issuers and stocks, including the following:

• intrinsic value of the company not reflected in stock price
• historical earnings growth
• future expected earnings growth
• company's position in its respective industry
• industry conditions
• competitive strategy
• management capabilities
• free cash flow potential

The Portfolio will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO's expectations.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. Government securities and/or preferred stocks. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Value Portfolio is subject to various risks, including the following:

• Company Risk
• Foreign Securities Risk
• Large Company Risk
• Market Risk
• Mid Size Company Risk
• Small Company Risk
• Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Portfolio may invest, is provided in the SAI.

Additional Investment Considerations

The goal(s) and investment policies of each Portfolio may be changed by the Directors of the Fund without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Each Portfolio may also invest in other types of securities and use certain other instruments in seeking to achieve its goal(s). For example, a Portfolio may invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. You will find more information in the SAI about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

Certain types of each Portfolio's authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it may generate will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO or the sub-advisor in selecting investments.

Each Portfolio may actively trade securities in seeking to achieve its goals. Factors that can lead to active trading for any portfolio include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a portfolio's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Portfolios.

Defining Risks

Company Risk - An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk - If a Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk - An issuer of a debt security (including mortgage-backed securities) or a real estate investment trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on its investment advisor's or sub-advisor's analysis of credit risk more heavily than usual.

Extension Risk - Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk - Foreign securities may be denominated in foreign currencies. The value of a Portfolio's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk - The Portfolios may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Portfolio's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Portfolio's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Portfolio. An imperfect correlation of this type may prevent the Portfolios from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk - Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

The value of securities issued by companies located in emerging market countries may be subject to greater volatility than foreign securities issued by companies in developed markets. Risks of investing in foreign securities issued by companies in emerging market countries include, among other things, greater social, political and economic instability, lack of liquidity and greater price volatility due to small market size and low trading volume, certain national policies that restrict investment opportunities and the lack of legal structures governing private and foreign investment and private property.

Growth Stock Risk - Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk - The Portfolio may experience a decline in its income due to falling interest rates.

Initial Public Offering Risk -- A Portfolio may not be able to sustain the positive effect on performance that may result from investments in initial public offerings (IPOs). Investments in IPOs can have a significant positive impact on the Portfolio's performance. The positive effect of investments of IPOs may not be sustainable because of a number of factors. The Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Portfolio grows.

Interest Rate Risk - The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. ``Effective'' duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Large Company Risk - A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

Low-rated Securities Risk -- In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Portfolio's returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

Market Risk - All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk -Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate. As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including mortgage REITs). As a result, a Portfolio would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Portfolio's income.

Securities Lending Risk - A Portfolio may experience a delay in the recovery of loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, a Portfolio enters into loan arrangements only with institutions that the Portfolio's investment advisor or sub-advisor has determined are creditworthy.

Small Company Risk - Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO or the sub-advisor, undervalued. The value of a security believed by WRIMCO or a sub-advisor to be undervalued may never reach what is believed to be is its full value, or such security's value may decrease.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Fund's Board of Directors. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in the Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios, Inc. since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, WRIMCO also managed the Ivy Funds, Inc. (formerly, W&R Funds, Inc.), which are now managed by Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WRIMCO. WRIMCO had approximately $31.1 billion in assets under management as of December 31, 2003.

Templeton Investment Counsel, LLC (Templeton Counsel), an investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as investment sub-advisor to International II Portfolio pursuant to an agreement with WRIMCO. Templeton Counsel provides investment advice to, and generally conducts the investment management program for, International II Portfolio. Templeton Counsel had approximately $113.2 billion in assets under management as of December 31, 2003.

Wall Street Associates (WSA), located at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, provides investment advice to, and generally conducts the investment management program for, Micro Cap Growth Portfolio pursuant to an agreement with WRIMCO. WSA had approximately $2.0 billion in assets under management as of December 31, 2003.

State Street Research & Management Company (State Street Research), an investment advisor located at One Financial Center, Boston, Massachusetts 02111 serves as investment sub-advisor to the Small Cap Value Portfolio pursuant to an agreement with WRIMCO. State Street Research provides investment advice to, and generally conducts the investment management program for, Small Cap Value Portfolio. At December 31, 2003, State Street Research, together with its affiliate SSR Realty Advisors, Inc., had approximately $47.5 billion in assets under management.

Asset Strategy Portfolio: Michael L. Avery is primarily responsible for the management of the equity portion of Asset Strategy Portfolio. Mr. Avery has held his responsibilities for Asset Strategy Portfolio since January 1997. He is Senior Vice President of WRIMCO and WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or WRIICO serve as investment manager. Mr. Avery has served as the portfolio manager for investment companies managed by WRIMCO since February 1994, has served as the Director of Research for WRIMCO and its predecessor since August 1987, and has been an employee of such since June 1981. Mr. Avery earned a BS degree in Business Administration from the University of Missouri, and an MA with emphasis on finance from St. Louis University.

Daniel J. Vrabac is primarily responsible for the management of the fixed-income portion of Asset Strategy Portfolio. Mr.  Vrabac has held his responsibilities for Asset Strategy Portfolio since January 1997. He is Senior Vice President of WRIMCO and WRIICO, Vice President of the Fund and Vice President of other investment companies managed by WRIMCO or WRIICO. Mr. Vrabac has been an employee of WRIMCO since May 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis in Investments and Finance From Indiana University.

Balanced Portfolio: Cynthia P. Prince-Fox is primarily responsible for the management of Balanced Portfolio. Ms. Prince-Fox has held her responsibilities for Balanced Portfolio since July 1994, the Portfolio's inception. She is Senior Vice President of WRIMCO and WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Ms. Prince-Fox is also Co-Chief Investment Officer, Vice President and Portfolio Manager for Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO. Ms. Prince-Fox has served as a portfolio manager for investment companies managed by WRIMCO since January 1993. From February 1983 to January 1993 Ms.  Prince-Fox served as an investment analyst for WRIMCO and its predecessor . Ms. Prince-Fox earned a BBA degree in finance from St. Mary's University in San Antonio, Texas, and has earned an MBA with an emphasis in finance from Rockhurst College.

Core Equity Portfolio: James D. Wineland is primarily responsible for the management of Core Equity Portfolio. Mr. Wineland has held his responsibilities for Core Equity Portfolio since July 1997. He is Senior Vice President of WRIMCO and WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or WRIICO serves as investment manager. Mr. Wineland has served as a portfolio manager for investment companies managed by WRIMCO and its predecessor since January 1988 and has been an employee of such since November 1984. He graduated from the United States Military Academy at West Point, and earned an MBA at the University of Kansas. Mr. Wineland is a Chartered Financial Analyst.

Growth Portfolio: Philip J. Sanders is primarily responsible for the management of Growth Portfolio. Mr. Sanders has held his responsibilities for Growth Portfolio since August 1998. He is Senior Vice President of WRIMCO and WRIICO and Vice President of the Fund. Mr. Sanders has been an employee of WRIMCO since August 1998. He earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. Mr. Sanders is a Chartered Financial Analyst.

International Portfolio: Thomas A. Mengel is primarily responsible for the management of International Portfolio. Mr. Mengel has been an employee of WRIMCO and has held his responsibilities for International Portfolio since May 1996. He is Senior Vice President of WRIMCO and WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or WRIICO serves as investment manager. Mr. Mengel is a graduate of the University of Berlin with a degree in Business, Finance and Economics.

International II Portfolio: Edgerton Tucker Scott III is primarily responsible for the management of International II Portfolio and has held his responsibilities for the Portfolio since its inception. Mr. Scott is Vice President and Research Analyst, Templeton Counsel, and served as the portfolio manager for International Stock Portfolio of Advantus Series Fund, Inc., the predecessor of the International II Portfolio, since February 2000. He has been with Templeton Counsel since September 1996.

Micro Cap Growth Portfolio: William Jeffery III, Kenneth F. McCain and David A. Baratta are primarily responsible for the management of Micro Cap Growth Portfolio and have held their responsibilities for the Portfolio since its inception. Messrs. Jeffery and McCain are and have been Principals and Portfolio Managers for WSA and Mr. Baratta has been Principal and Portfolio Manager for WSA since June 1999 and, prior to that, Portfolio Manager and Executive Vice President, Morgan Grenfell, Inc., New York, New York, from October 1994 to June 1999. Messrs. Jeffery and McCain served as the portfolio managers for Micro-Cap Growth Portfolio of Advantus Series Fund, Inc., the predecessor of the Micro Cap Growth Portfolio, since October 1997. Mr. Baratta served as portfolio manager for Micro-Cap Growth Portfolio of Advantus Series Fund, Inc. since June, 1999.

Science and Technology Portfolio: Zachary H. Shafran is primarily responsible for the management of Science and Technology Portfolio. Mr. Shafran has held his responsibilities for Science and Technology Portfolio since February 2001. He is Senior Vice President of WRIMCO and WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or WRIICO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or WRIICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Sharfan earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Small Cap Growth Portfolio: While the Portfolio is managed by the small cap growth team of WRIMCO, Gilbert Scott is primarily responsible for the management of the Portfolio. Mr. Scott joined Waddell & Reed in 1997 and has been assistant portfolio manager of small cap growth institutional accounts since September 2000. He is a Senior Vice President of WRIMCO and WRIICO, and Vice President of the Fund. Mr. Scott earned a BA degree in finance from the University of Massachusetts and an MBA from the University of Texas. He is a Chartered Financial Analyst.

Mark G. Seferovich is the senior member of the small cap growth team. Mr. Seferovich joined Waddell & Reed in 1989 and served as portfolio manager of Waddell & Reed's small cap growth mutual funds from September 1992 through September 2002. Mr. Seferovich currently is primarily responsible for managing small cap growth institutional accounts managed by WRIMCO, and, as the senior member of the team, provides oversight to the small cap growth team. He is Senior Vice President of WRIMCO and WRIICO.

Small Cap Value Portfolio: Paul Haagensen and Caroline Evascu are primarily responsible for the management of Small Cap Value Portfolio. Mr. Haagensen has held his Portfolio responsibilities since the inception of the Portfolio, and was Portfolio Manager for Advantus Small Company Value Portfolio of Advantus Series Fund, Inc., the predecessor to the Small Cap Value Portfolio, since May 2003. He is a Managing Director of State Street Research, and has been with State Street Research since August 2002. From 1984 to August 2002, Mr. Haagensen was employed by Putnam Investments, serving as a senior analyst and portfolio manager. He is a Chartered Financial Analyst.

Prior to January 1, 2004, Ms. Evascu was Associate Portfolio Manager for the Portfolio, and was Associate Portfolio Manager for the predecessor fund since May 2003. She is Vice President of State Street Research and has been with State Street Research since August 2001. From September 1999 to August 2001, Ms. Evascu was Vice President and Senior Analyst with SG Cowen Asset Management, and from June 1997 to July 1999, she was employed by Donaldson, Lufkin & Jenrette. Ms. Evascu is a Chartered Financial Analyst.

Value Portfolio: Matthew T. Norris is primarily responsible for the management of Value Portfolio. He has held his responsibilities for the Portfolio since July 2003. Mr. Norris is Senior Vice President of WRIMCO and WRIICO, and Vice President of the Fund. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital. He joined Advantus Capital in December 1997, first serving as an Analyst and later as a Senior Analyst. He earned a BS degree from the University of Kansas, and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

Asset Strategy Portfolio, Balanced Portfolio, Core Equity Portfolio, Growth Portfolio and Value Portfolio: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion

International Portfolio, International II Portfolio, Science and Technology Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion

Micro Cap Growth Portfolio: 0.95% of net assets up to $1 billion, 0.93% of net assets over $1 billion and up to $2 billion, 0.90% of net assets over $2 billion and up to $3 billion, and 0.86% of net assets over $3 billion

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio's sub-advisor.

WRIMCO has voluntarily agreed to waive its management fee for any day that a portfolio's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

For the fiscal year ended December 31, 2003, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

Management Fees Paid
Asset Strategy Portfolio	0.70%
Balanced Portfolio	0.70%
Core Equity Portfolio	0.70%
Growth Portfolio	0.70%
International Portfolio	0.85%
International II Portfolio	0.68%
Micro Cap Growth Portfolio	0.95%
Science and Technology Portfolio	0.85%
Small Cap Growth Portfolio	0.85%
Small Cap Value Portfolio	0.75%
Value Portfolio	0.70%

The Fund has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc., an affiliate of WRIMCO and the Distributor of the Policies for which the Portfolio is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed, Inc. for amounts it expends in connection with the provision of personal services to Policyowners.

PURCHASES AND REDEMPTIONS

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their NAV per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

• the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted
• the Securities and Exchange Commission (SEC) has determined that a state of emergency exists which may make payment or transfer not reasonably practicable
• the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund
• applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners indirectly investing in that Portfolio.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within W&R Target Funds, also known as a transfer or an exchange privilege.

Excessive Short-Term Trading Policy

The Portfolios are intended for long-term investment purposes. The Portfolios may take reasonable steps to seek to deter excessive short-term trading in their shares. Excessive short-term trading into and out of a Portfolio may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. If excessive short-term trading is detected by WRIMCO or any of its affiliates, a Portfolio may limit, suspend, and/or permanently terminate, the exchange privilege and may reject future purchases of Portfolio shares at any time. In addition, each Portfolio reserves the right to reject any purchase request (including transfer orders) for any reason without prior notice, including, in particular, if the Portfolio believes the trading activity in the account(s) may be disruptive to the Portfolio. In exercising any of the foregoing rights, a Portfolio may consider the trading history of accounts under common ownership or control within any of the Waddell & Reed and/or Ivy Portfolios. Transactions deemed to be in violation of this policy are not deemed accepted by a Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Although the Portfolios and WRIMCO will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or reasonably detect excessive trading that may be facilitated by Participating Insurance Companies or made difficult to identify by the use of omnibus accounts by Participating Insurance Companies, mainly due to the fact that the Participating Insurance Company maintains the underlying shareholder account, and the Portfolio cannot identify transactions by Policyowners. Apart from actions taken by a Portfolio, Policyowners may also be subject to restrictions imposed under their Policies with respect to short-term trading.

NET ASSET VALUE

In the calculation of the NAV per share of each Portfolio:

• The securities in the Portfolio that are listed or traded on an exchange are valued primarily using market prices.
• Bonds are generally valued according to prices quoted by an independent pricing service.
• Short-term debt securities are valued at amortized cost, which approximates market value.
• Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, typically 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

Certain of the Portfolios may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Portfolio shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares. When market quotations are not readily available, securities, options, futures contracts and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors. Similarly, if events materially affecting the value of foreign investments or foreign currency exchange rates occur prior to the close of the regular session of trading on the NYSE, but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Usually, each Portfolio distributes net investment income annually in December.

Dividends declared for a particular day are paid to shareholders of record on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record on the preceding Thursday. Dividends are paid in additional full and fractional shares of that Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term or short-term capital gains of each Portfolio, if any, are declared and paid annually in December in additional full and fractional shares of the respective Portfolio.

You will find information in the SAI about federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Participating Insurance Companies and their separate accounts, no discussion is included here as to the federal income tax consequences to the Portfolios' shareholders. For information concerning the federal tax consequences to Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisers.

W&R Target Funds, Inc.
Financial Highlights

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Portfolio's financial statements for the fiscal year ended December 31, 2003, is included in the Fund's Annual Report to Shareholders, which is available upon request.

(For a share outstanding throughout each period)

ASSET STRATEGY PORTFOLIO

	For the fiscal year ended December 31,
	2003	2002	2001	2000	1999

Per-Share Data

Net asset value, beginning of period	$6.3078	$6.2046	$7.0540	$6.2625	$5.3868
Income (loss) from investment operations:
Net investment income	0.0769	0.1005	0.1323	0.0908	0.1138
Net realized and unrealized gain (loss) on investments	0.6469	0.1032	(0.8354)	1.3211	1.1232
Total from investment operations	0.7238	0.2037	(0.7031)	1.4119	1.2370
Less distributions from:
Net investment income	(0.0769)	(0.1005)	(0.1334)	(0.0906)	(0.1136)
Capital gains	(0.0310)	(0.0000)	(0.0129)	(0.5298)	(0.2477)
Total distributions	(0.1079)	(0.1005)	(0.1463)	(0.6204)	(0.3613)
Net asset value, end of period	$6.9237	$6.3078	$6.2046	$7.0540	$6.2625

Ratios/Supplemental Data

Total return	11.47%	3.28%	-9.96%	22.53%	22.96%
Net assets, end of period (in millions)	$227	$167	$115	$59	$22
Ratio of expenses to average net assets	1.03%	1.04%	1.03%	0.97%	0.73%
Ratio of net investment income to average net assets	1.27%	1.90%	2.63%	1.97%	2.18%
Portfolio turnover rate	224.45%	95.22%	187.87%	155.27%	179.63%

W&R Target Funds, Inc.
Financial Highlights

(For a share outstanding throughout each period)

BALANCED PORTFOLIO

	For the fiscal year ended December 31,
	2003	2002	2001	2000	1999
Per-Share Data

Net asset value, beginning of period	$6.0423	$6.7224	$7.3258	$7.3120	$7.1081
Income (loss) from investment operations:
Net investment income	0.0467	0.1145	0.1593	0.1873	0.1760
Net realized and unrealized gain (loss) on investments	1.1068	(0.6801)	(0.5955)	0.3361	0.5446
Total from investment operations	1.1535	(0.5656)	(0.4362)	0.5234	0.7206
Less distributions from:
Net investment income	(0.0467)	(0.1145)	(0.1593)	(0.1873)	(0.1759)
Capital gains	(0.0000)	(0.0000)	(0.0079)	(0.3223)	(0.3408)
Total distributions	(0.0467)	(0.1145)	(0.1672)	(0.5096)	(0.5167)
Net asset value, end of period	$7.1491	$6.0423	$6.7224	$7.3258	$7.3120

Ratios/Supplemental Data

Total return	19.09%	-8.41%	-5.94%	7.14%	10.14%
Net assets, end of period (in millions)	$615	$168	$178	$158	$117
Ratio of expenses to average net assets	1.00%	1.01%	1.00%	1.01%	0.95%
Ratio of net investment income to average net assets	1.37%	1.79%	2.44%	2.81%	2.56%
Portfolio turnover rate	43.10%	58.18%	38.82%	42.32%	62.90%

W&R Target Funds, Inc.
Financial Highlights
(For a share outstanding throughout each period)

CORE EQUITY PORTFOLIO*

	For the fiscal year ended December 31,
	2003	2002	2001	2000	1999
Per-Share Data

Net asset value, beginning of period	$8.0720	$10.3608	$12.2027	$12.9609	$12.3351
Income (loss) from investment operations:
Net investment income	0.0662	0.0476	0.0231	0.0376	0.1571
Net realized and unrealized gain (loss) on investments	1.3276	(2.2888)	(1.8418)	1.1650	1.3879
Total from investment operations	1.3938	(2.2412)	(1.8187)	1.2026	1.5450
Less distributions from:
Net investment income	(0.0662)	(0.0476)	(0.0229)	(0.0360)	(0.1570)
Capital gains	(0.0000)	(0.0000)	(0.0003)	(1.9248)	(0.7622)
Total distributions	(0.0662)	(0.0476)	(0.0232)	(1.9608)	(0.9192)
Net asset value, end of period	$9.3996	$8.0720	$10.3608	$12.2027	$12.9609

Ratios/Supplemental Data

Total return	17.27%	-21.63%	-14.91%	9.28%	12.52%
Net assets, end of period (in millions)	$736	$650	$913	$1,084	$941
Ratio of expenses to average net assets	1.00%	0.99%	0.98%	0.98%	0.96%
Ratio of net investment income to average net assets	0.78%	0.50%	0.21%	0.28%	1.23%
Portfolio turnover rate	48.74%	38.37%	30.50%	49.11%	70.20%

*Core Equity Portfolio, formerly Income Portfolio, changed its name and investment objective effective October 16, 2000.

W&R Target Funds, Inc.

Financial Highlights
(For a share outstanding throughout each period)

GROWTH PORTFOLIO

	For the fiscal year ended December 31,
	2003	2002	2001	2000	1999

Per-Share Data

Net asset value, beginning of period	$6.6041	$8.3923	$9.8831	$10.8751	$9.2989
Income (loss) from investment operations:
Net investment income (loss)	(0.0048)	0.0009	0.0246	0.0163	0.0056
Net realized and unrealized gain (loss) on investments	1.5275	(1.7882)	(1.4417)	0.1375	3.1886
Total from investment operations	1.5227	(1.7873)	(1.4171)	0.1538	3.1942
Less distributions from:
Net investment income	(0.0001)	(0.0009)	(0.0246)	(0.0163)	(0.0056)
Capital gains	(0.0000)	(0.0000)	(0.0491)	(1.1295)	(1.6124)
Total distributions	(0.0001)	(0.0009)	(0.0737)	(1.1458)	(1.6180)
Net asset value, end of period	$8.1267	$6.6041	$8.3923	$9.8831	$10.8751

Ratios/Supplemental Data

Total return	23.06%	-21.30%	-14.34%	1.41%	34.35%
Net assets, end of period (in millions)	$1,283	$705	$995	$1,256	$1,163
Ratio of expenses to average net assets	0.99%	0.99%	0.97%	0.96%	0.96%
Ratio of net investment income (loss) to average net assets	-0.09%	0.01%	0.27%	0.14%	0.06%
Portfolio turnover rate	58.76%	40.58%	50.70%	56.52%	65.82%

W&R Target Funds, Inc.
Financial Highlights
(For a share outstanding throughout each period)

INTERNATIONAL PORTFOLIO

	For the fiscal year ended December 31,
	2003	2002	2001	2000	1999
Per-Share Data

Net asset value,beginning of period	4.7683	$5.8536	$7.8610	$11.9354	$7.8176
Income (loss) from investment operations:
Net investment income	0.0833	0.0227	0.0498	0.0298	0.0032
Net realized and unrealized gain (loss) on investments	1.1039	(1.0853)	(1.7977)	(2.8531)	5.1235
Total from investment operations	1.1872	(1.0626)	(1.7479)	(2.8233)	5.1267
Less distributions from:
Net investment income	(0.0833)	(0.0227)	(0.0419)	(0.0186)	(0.0000)
Capital gains	(0.0000)	(0.0000)	(0.2176)	(1.2325)	(1.0089)
Total distributions	(0.0833)	(0.0227)	(0.2595)	(1.2511)	(1.0089)
Net asset value, end of period	$5.8722	$4.7683	$5.8536	$7.8610	$11.9354

Ratios/Supplemental Data

Total return	24.90%	-18.15%	-22.23%	-23.66%	65.58%
Net assets, end of period (in millions)	$170	$139	$187	$266	$300
Ratio of expenses to average net assets	1.24%	1.30%	1.25%	1.23%	1.21%
Ratio of net investment income to average net assets	1.70%	0.41%	0.71%	0.31%	0.04%
Portfolio turnover rate	130.76%	116.21%	99.52%	116.84%	118.71%

W&R Target Funds, Inc.
Financial Highlights
(For a share outstanding throughout each period)

INTERNATIONAL II PORTFOLIO*

	For the fiscal year ended December 31,
	2003		2002	2001	2000	1999
Per-Share Data

Net asset value, beginning of period	$11.0000		$13.4000	$17.6000	$19.4000	$17.3000
Income (loss) from investment operations:
Net investment income	0.2558		0.2000	0.3000	0.3000	0.4000
Net realized and unrealized gain (loss) on investments	4.8829		(2.6000)	(2.3000)	(0.2000)	3.1000
Total from investment operations	5.1387		(2.4000)	(2.0000)	0.1000	3.5000
Less distributions from:
Net investment income	(0.2440)		(0.0000)	(0.6000)	(0.3000)	(0.5000)
Capital gains	(0.0000)		(0.0000)	(1.6000)	(1.6000)	(0.9000)
Total distributions	(0.2440)		(0.0000)	(2.2000)	(1.9000)	(1.4000)
Net asset value, end of period	$15.8947		$11.0000	$13.4000	$17.6000	$19.4000

Ratios/Supplemental Data

Total return	46.85%		-17.82%	-11.21%	0.81%	21.43%
Net assets, end of period (in millions)	$324		$223	$279	$343	$364
Ratio of expenses to average net assets	1.07	%(a)	0.99%	0.97%	1.07%	0.90%
Ratio of net investment income to average net assets	2.03	%(a)	1.87%	1.60%	2.10%	2.03%
Portfolio turnover rate	35.39%		32.70%	39.40%	46.80%	34.70%

*The information shown for periods prior to September 22, 2003 is that for Advantus International Portfolio of Advantus Series Fund, Inc., the predecessor of the International II Portfolio.

(a)As revised, to reflect an adjustment in the calculation of average net assets for the period. Such ratios of expenses and net investment income to average net assets were previously reported as 0.90% and 1.71%, respectively.

W&R Target Funds, Inc.

Financial Highlights
(For a share outstanding throughout each period)

MICRO CAP GROWTH PORTFOLIO*

	For the fiscal year ended December 31,
	2003		2002	2001	2000	1999
Per-Share Data

Net asset value, beginning of period	$8.7000		$15.5000	$17.5000	$25.1000	$10.1000
Income (loss) from investment operations:
Net investment loss	(0.1178)		(0.1000)	(0.1000)	(0.1000)	(0.0000)
Net realized and unrealized gain (loss) on investments	4.8654		(6.7000)	(1.9000)	(4.4000)	15.0000
Total from investment operations	4.7476		(6.8000)	(2.0000)	(4.5000)	15.0000
Less distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(0.0000)		(0.0000)	(0.0000)	(3.1000)	(0.0000)
Total distributions	(0.0000)		(0.0000)	(0.0000)	(3.1000)	(0.0000)
Net asset value, end of period	$13.4476		$8.700	$15.5000	$17.5000	$25.1000

Ratios/Supplemental Data

Total return	54.41%		-43.64%	-11.33%	-21.05%	148.77%
Net assets, end of period (in millions)	$41		$25	$45	$52	$43
Ratio of expenses to average net assets including voluntary expense waiver	1.37	%(a)	1.34%	1.35%	1.30%	1.25%
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.17	%(b)	-1.10%	-1.00%	-0.46%	-0.47%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.51	%(a)	1.45%	1.40%	1.35%	1.57%
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-1.31	%(b)	-1.21%	-1.05%	-0.50%	-0.79%
Portfolio turnover rate	73.52%		67.60%	71.20%	102.70%	108.50%

*The information shown for periods prior to September 22, 2003 is that for Advantus Micro-Cap Growth Portfolio of Advantus Series Fund, Inc., the predecessor of the Micro Cap Growth Portfolio.

(a)As revised, to reflect an adjustment in the calculation of average net assets for the period. Such ratios of expenses to average net assets were previously reported as 1.07% (including voluntary expense waiver) and 1.18% (excluding voluntary expense waiver), respectively.
(b)As revised, to reflect an adjustment in the calculation of average net assets for the period. Such ratios of net investment income to average net assets were previously reported as -0.92% (including voluntary expense waiver) and -1.02% (excluding voluntary expense waiver), respectively.

W&R Target Funds, Inc.
Financial Highlights
(For a share outstanding throughout each period)

SCIENCE AND TECHNOLOGY PORTFOLIO

	For the fiscal year ended December 31,
	2003	2002	2001	2000	1999
Per-Share Data

Net asset value, beginning of period	$9.4961	$12.4927	$14.2542	$22.4087	$8.2750
Income (loss) from investment operations:
Net investment income (loss)	(0.0521)	(0.0245)	0.0584	0.1151	(0.0309)
Net realized and unrealized gain (loss) on investments	2.9443	(2.9720)	(1.7571)	(4.8532)	14.4840
Total from investment operations	2.8922	(2.9965)	(1.6987)	(4.7381)	14.4531
Less distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0589)	(0.1151)	(0.0000)
Capital gains	(0.0000)	(0.0000)	(0.0039)	(3.3013)	(0.3194)
Total distributions	(0.0000)	(0.0001)	(0.0628)	(3.4164)	(0.3194)
Net asset value, end of period	$12.3883	$9.4961	$12.4927	$14.2542	$22.4087

Ratios/Supplemental Data

Total return	30.46%	-23.99%	-11.91%	-21.15%	174.66%
Net assets, end of period (in millions)	$268	$195	$267	$295	$253
Ratio of expenses to average net assets	1.16%	1.17%	1.15%	1.14%	1.10%
Ratio of net investment income (loss) to average net assets	-0.52%	-0.23%	0.47%	0.64%	-0.38%
Portfolio turnover rate	115.65%	92.25%	93.19%	93.76%	47.36%

W&R Target Funds, Inc.
Financial Highlights
(For a share outstanding throughout each period)

SMALL CAP GROWTH PORTFOLIO
(formerly, Small Cap Portfolio)

	For the fiscal year ended December 31,
	2003	2002	2001	2000	1999
Per-Share Data

Net asset value, beginning of period	$6.2388	$7.9770	$8.1345	$11.6130	$7.9019
Income (loss) from investment operations:
Net investment income (loss)	(0.0485)	(0.0458)	(0.0103)	0.0717	0.0423
Net realized and unrealized gain (loss) on investments	2.2800	(1.6924)	(0.1471)	(1.5051)	4.0847
Total from investment operations	2.2315	(1.7382)	(0.1574)	(1.4334)	4.1270
Less distributions:
From net investment income	(0.0000)	(0.0000)	(0.0000)*	(0.0717)	(0.0421)
From capital gains	(0.0000)	(0.0000)	(0.0001)	(1.9734)	(0.3738)
In excess of realized capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Total distributions	(0.0000)	(0.0000)	(0.0001)	(2.0451)	(0.4159)
Net asset value, end of period	$8.4703	$6.2388	$7.9770	$8.1345	$11.6130

Ratios/Supplemental Data

Total return	35.77%	-21.79%	-1.93%	-12.35%	52.23%
Net assets, end of period (in millions)	$544	$279	$359	$345	$318
Ratio of expenses to average net assets	1.15%	1.15%	1.14%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets	-0.88%	-0.66%	-0.14%	0.68%	0.53%
Portfolio turnover rate	86.46%	34.54%	30.31%	58.35%	130.99%

*Not shown due to rounding.

W&R Target Funds, Inc.
Financial Highlights
(For a share outstanding throughout each period)

SMALL CAP VALUE PORTFOLIO*

	For the fiscal year ended December 31,
	2003		2002	2001	2000	1999
Per-Share Data

Net asset value, beginning of period	$10.2000		$12.7000	$11.6000	$9.1000	$9.5000
Income (loss) from investment operations:
Net investment income (loss)	(0.0364)		(0.0000)	(0.0000)	(0.0000)	0.1000
Net realized and unrealized gain (loss) on investments	5.0377		(2.5000)	1.8000	2.5000	(0.4000)
Total from investment operations	5.0013		(2.5000)	1.8000	2.5000	(0.3000)
Less distributions:
From net investment income	(0.0000)		(0.0000)	(0.6000)	(0.0000)	(0.1000)
From capital gains	(0.0000)		(0.0000)	(0.1000)	(0.0000)	(0.0000)
Total distributions	(0.0000)		(0.0000)	(0.7000)	(0.0000)	(0.1000)
Net asset value, end of period	$15.2013		$10.2000	$12.7000	$11.6000	$9.1000

Ratios/Supplemental Data

Total return	49.48%		-19.98%	15.59%	28.00%	-3.07%
Net assets, end of period (in millions)	$96		$55	$41	$23	$13
Ratio of expenses to average net assets including voluntary expense waiver	1.15	%(a)	1.10%	1.10%	1.05%	0.90%
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.34	%(b)	-0.43%	-0.16%	0.29%	1.42%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.19	%(a)	1.17%	1.22%	1.58%	1.56%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-0.38	%(b)	-0.50%	-0.28%	-0.24%	0.76%
Portfolio turnover rate	50.92%		38.80%	22.60%	122.00%	101.50%

*The information shown for periods prior to September 22, 2003 is that for Advantus Small Company Value Portfolio of Advantus Series Fund, Inc., the predecessor of the Small Cap Value Portfolio.

(a)As revised, to reflect an adjustment in the calculation of average net assets for the period. Such ratios of expenses to average net assets were previously reported as 0.89% (including voluntary expense waiver) and 0.92% (excluding voluntary expense waiver), respectively.
(b)As revised, to reflect an adjustment in the calculation of average net assets for the period. Such ratios of net investment income to average net assets were previously reported as -0.26% (including voluntary expense waiver) and -0.29% (excluding voluntary expense waiver), respectively.

W&R Target Funds, Inc.
Financial Highlights
(For a share outstanding throughout each period)

VALUE PORTFOLIO

	For the fiscal year ended December 31,		For the period from 5-1-01[1] through
	2003	2002	12-31-01

Per-Share Data

Net asset value, beginning of period	$4.4016	$5.0815	$5.0000
Income (loss) from investment operations:
Net investment income	0.0279	0.0348	0.0198
Net realized and unrealized gain (loss) on investments	1.0774	(0.6799)	0.0815
Total from investment operations	1.1053	(0.6451)	0.1013
Less distributions from net investment income	(0.0279)	(0.0348)	(0.0198)
Net asset value, end of period	$5.4790	$4.4016	$5.0815

Ratios/Supplemental Data

Total return	25.11%	-12.70%	2.03%
Net assets, end of period (in millions)	$269	$75	$44
Ratio of expenses to average net assets including voluntary expense waiver	1.02%	1.04%	0.84%[2]
Ratio of net investment income to average net assets including voluntary expense waiver	1.06%	0.92%	1.39%[2]
Ratio of expenses to average net assets excluding voluntary expense waiver	---[3]	---[3]	1.07%[2]
Ratio of net investment income to average net assets excluding voluntary expense waiver	---[3]	---[3]	1.16%[2]
Portfolio turnover rate	97.29%	95.73%	10.91%

1Commencement of operations.

2Annualized.
3Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

W&R TARGET FUNDS, INC.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian

UMB Bank, n. a.

928 Grand Boulevard

Kansas City, Missouri 64106

Legal Counsel

Kirkpatrick & Lockhart LLP

1800 Massachusetts Avenue NW

Washington, D. C. 20036

Independent Auditors

Deloitte & Touche LLP

1010 Grand Boulevard

Kansas City, Missouri 64106-2232

Investment Manager

Waddell & Reed Investment Management Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

Transfer Agent

Waddell & Reed Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

Accounting Services Agent

Waddell & Reed Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

Our INTERNET address is:

http://www.waddell.com

TABLE OF CONTENTS

An Overview of the Portfolios .......................

Additional Information about Principal

Investment Strategies and Risks....................

The Management of the Portfolios ..................

Purchases and Redemptions .........................

Net Asset Value .......................................

Dividends and Distributions .........................

Financial Highlights ..................................

W&R Target Funds, Inc.
PROSPECTUS

You can get more information about the Portfolios in--

  the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

  the Annual and Semiannual Reports to Shareholders, which detail each Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report may also be requested at request@waddell.com.

Information about the Fund (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Fund's SEC file number is: 811-5017.
WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL